Investment Strategy	Oct. 28, 2025
Simplify Aggregate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Adviser seeks to achieve the Fund’s investment objective by investing in investment grade bonds primarily by purchasing exchange traded funds and applying derivative overlays intended to hedge risk or generate income.

Bond Strategy

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. investment grade bonds primarily by purchasing exchange traded funds (“ETFs”).

The Fund pursues its strategy primarily by purchasing ETFs that invest principally in the U.S. investment grade bonds of the U.S. government, corporate issuers, and mortgage-backed securities (“MBS”). However, the Fund invests without restriction as to the credit quality, maturity, or duration of an individual security. The Adviser does not frequently trade securities but seeks to maintain consistent exposure to such companies through its investments in ETFs. The Adviser determines which ETFs to purchase based on factors such as price, liquidity, and track record. The Adviser selects ETFs that are representative of an asset class (e.g., invests primarily in investment grade corporate bonds) and have a minimum five-year track record and adequate trading volume relative to the Fund’s size. The Adviser considers trading volume adequate if it can buy and sell an ETF in a desired quantity without materially affecting its price.

The underlying ETFs that the Fund will invest in may target bonds with different maturities, durations, and quality requirements in connection with their investment strategies. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “five years” means that a security’s or portfolio’s price would be expected to decrease by approximately 5% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Maturity is the period during which its owner will receive interest payments on the investment. When the bond reaches maturity, the Fund is repaid its par, or face value. A bond’s quality is a reference to the grade given to a bond by a rating service that indicates its credit quality. The rating takes into consideration a bond issuer’s financial strength or its ability to pay a bond’s principal and interest in a timely fashion. For instance, a “AAA” high-grade rated bond offers more security and lower profit potential (lower yield) than a “B-” rated speculative bond.

Derivatives Overlay-Generally

In total, the Fund may invest up to 20% of the Fund’s portfolio in derivatives (measured by purchase price in the case of options or collateral pledged in the case of other derivatives). The Adviser anticipates purchasing and selling its derivatives on a monthly, quarterly, and annual basis, depending upon the Fund’s rebalancing requirements and expiration dates. However, the Adviser may rebalance the Fund’s derivative portfolio on a more frequent basis for a number of reasons such as when market volatility renders the protection provided by the derivative strategy ineffective or a derivative position has appreciated to the point that it is prudent to decrease the Fund’s exposure and realize gains for the Fund’s shareholders. Derivatives may be exchange-traded or over-the-counter (“OTC”); index-based or linked to a specific security. The Adviser selects derivatives based upon its evaluation of relative value based on expected hedging effectiveness, cost; and in the case of options, strike price (price that the option can be bought or sold by the option holder) and maturity (the last date the option contract is valid). The Adviser will exercise or close the options based typically on maturity. The Adviser may invest in affiliated money market ETFs to manage liquidity or to pledge as collateral for derivatives.

When the Fund purchases a call option, the Fund has the right, but not the obligation, to buy a stock or other asset at a specified price (strike price) within a specific time period. When the Fund purchases a put option, the Fund has the right, but not the obligation, to sell a stock or other asset at a specified price (strike price) within a specific time period. Futures contracts allow the buyer or seller to purchase or sell an asset at a future date. The Fund will invest in total return swaps that use investment grade or high yield debt instruments or investment grade or high yield indexes as reference assets and equity indexes or ETFs.

The Fund executes a portion of its derivatives overlay strategy indirectly by investing in a wholly-owned subsidiary. The Fund gains exposure to certain investments related to this strategy by investing up to 25% of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to certain derivatives in accordance with applicable tax rules and regulations.

Derivatives Overlay-Hedge Strategy

The Fund may invest up to 20% of the Fund’s portfolio in derivatives to hedge against interest rate risk and credit risk. The Adviser uses long and short positions in futures, options, and swaps linked to equities, fixed income securities, volatility indices, commodities, and currencies to manage risk. When the Adviser believes interest rates will be rising in general, or within a sector, it will hedge primarily by initiating short positions in interest rate-related futures, swaps, and or options. When the Adviser believes credit risk will be increasing, it will hedge primarily by receiving protection through a credit default swap or a total return swap that uses investment grade or high yield debt instruments or investment grade or high yield index as the reference asset. However, when the Adviser believes a short-term opportunity for a more-effective hedge is available, it may also use derivatives linked to equities, volatility indices, commodities (i.e., gold and oil), and currencies to manage interest rate and credit risk. The Adviser closes derivative positions when it believes the related risk is no longer significant or to use a more efficient or cost-effective derivative.

Derivatives Overlay-Income Strategy

The Fund may invest up to 20% of the Fund’s portfolio in derivatives to generate additional income. While derivative-based gains are considered capital gains under GAAP (generally accepted accounting principles) they are commonly described as income by securities market participants. When the Adviser believes a put or call option presents insignificant risk, the Fund will write put and or call options with the expectation that they will expire worthless. As an alternative, when the Adviser believes an option is not likely to expire worthless it may use put and call spreads. In a call option spread, the Fund sells (writes) an out of the money (above current market price) call option while also purchasing a call option that is further out of the money to partially offset the risk of the written option. In a put option spread, the Fund sells (writes) an out of money (below current market price) put option while also purchasing a put option that is further out of the money to partially offset the risk of the written option. The Adviser may also use a combination of derivatives and cash equivalents as a substitute for a bond ETF when it generates more income. The Adviser may also engage in reverse repurchase agreements and use the proceeds for investment purposes. Reverse repurchase agreements are contracts in which a seller of securities, for example, U.S. government securities, agrees to buy the securities back at a specified time and price. Reverse repurchase agreements are primarily used by the Fund as an indirect means of borrowing. When the Fund earns more on its additional investments than the interest cost related to the reverse repurchase agreement, it generates additional income.

Simplify Barrier Income ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s investment adviser seeks to fulfill the Fund’s investment objective by using two income strategies: (1) an interest income strategy and (2) an income generating option spread strategy. Barrier in the Fund’s name refers to the Fund’s out-of-the-money barrier put spread strategies. An out-of-the-money put option has a strike price below the current price of the reference asset.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. The Fund differs from other funds that utilize a defined outcome investment strategy. The Fund does not provide a barrier against losses that serves to provide for a maximum amount of potential losses. As a result, an investor can lose its entire investment prior to consideration of any distribution payments.

Interest Income Strategy

The Fund invests primarily in interest income producing U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury and fixed income ETFs that invest primarily in U.S. Government securities. The Fund targets an average securities portfolio duration of two years or less but does not restrict individual security maturity. Duration is a measure of the price sensitivity of a debt instrument when interest rates change. For example, if a note has a duration of 1 year, a 1% rise in rates would result in a 1% decline in price. The adviser selects securities to maximize portfolio yield within the current duration target and the adviser sells securities primarily to adjust portfolio duration.

Income Generating Option Spread Strategy

To generate additional income, the Fund employs an option spread writing strategy on equity ETFs and equity indexes that are representative of major equity market sectors: (i) large capitalization stocks, (ii) domestic and international nonfinancial stocks, and (iii) small capitalization stocks. Written options are partially hedged because the Fund owns a partially offsetting option to reduce a portion of the Fund’s risk. The adviser selects equity indexes and equity ETFs holding stocks of any market capitalization. The adviser focuses on indexes that are representative of major equity market sectors described above and index-based domestically-traded ETFs linked to those indexes. The Fund’s adviser anticipates focusing on using three ETFs that are representative of major equity market sectors, large capitalization stocks, domestic and international nonfinancial stocks, and small capitalization stocks as represented by: (1) SPDR® S&P 500® ETF Trust (“SPY”), (2) Invesco QQQ Trust℠, Series 1 (“QQQ”), and (3) iShares® Russell 2000 ETF (“IWM”),respectively. However, with notice to shareholders, other major equity market sectors, as represented by indexes or ETFs may be used if they offer higher returns.

Option spread writing is intended to generate income for the Fund by capturing written put option premiums that are larger than the cost of purchasing a partially offsetting put option. In a put option spread, the Fund writes an at-the-money or out-of-the-money (below current market price) put option while also purchasing a further out-of-the-money put option. For example, in general conceptual terms, if the Fund received $7 for writing a one-year put option with a strike price of $100 when the reference asset was at $100; while simultaneously investing $5 in one-year put option with a strike price of $95, it would have a potential income gain of $2 if both options expired worthless. The $2 gain is the difference between the premium received and premium spent. In this example, the options will expire worthless if the reference asset is at $100 or higher at the end of one year. However, if the reference assets price is lower than $100 at the end of one year the Fund may suffer losses and generate no income. Specifically, if the reference asset price at the end of one year was $95 or lower the Fund would suffer a net loss of $3 ($5 net loss on the combination of the written option and the purchased option that is partially offset by the net $2 premium received).

The adviser executes the option strategy primarily through over-the-counter options, swap contracts and forward contracts, but may also use listed options. Swaps and forwards are used to produce option-like outcomes when they are more economically efficient than options. The adviser focuses the Fund’s portfolio on options with a one-year maturity. However, because the size of the Fund, index price levels, and ETF prices will change over time, the Fund’s option portfolio will have multiple maturities and dollar strike prices. The adviser replaces maturing options and may adjust positions following a large (over 10%) price swing in an option’s reference asset price. The adviser has no set rebalancing or resetting cycle for the Fund’s portfolio but will make an adjustment to produce higher expected returns.

The following describes the spread option strategies employed, whether directly through options or through options imbedded in a swap contract or forward contract. The Fund anticipates investing primarily under the “Worst of Three” Barrier Put Spread Sub-Strategy described below, but will increase allocations to the Barrier Put Spread Sub-Strategy and General Put Spread Sub-Strategy to attempt to achieve higher returns, as market conditions dictate. The adviser may not be successful in implementing any of the spread strategies.

Barrier Put Spread Sub-Strategy

In a barrier put spread strategy the Fund seeks to provide an investment “barrier” – an investment strategy whereby a payoff depends upon whether a reference asset has breached a predetermined performance level of a 30% loss. For an outcome period for a particular spread, the Fund establishes a 30% barrier against losses that is based upon the performance of a reference asset over the duration of the outcome period. The Fund is not expected to experience losses, on a specific barrier spread, over the course of an outcome period if the market value of the reference asset decreases by the barrier amount of 30% or less. Barrier option spreads do not provide a portfolio-wide level of downside protection. If at the conclusion of an outcome period, the reference asset losses have breached the barrier, the Fund will experience losses. Generally, losses will be to the full extent of the reference asset on a one-to-one basis. The adviser may not be successful in implementing a barrier spread strategy.

The Barrier. Fund shareholders are subject to all of the losses experienced by the reference asset, such as am index or index-representative ETF (“RA”); however, for a specific barrier put spread, the Fund provides a barrier such that investors will only experience losses if the RA experiences losses that exceed the barrier at the end of a selected outcome period. A specific barrier is set at a level such that investors are not expected to experience losses against the first 30% of RA losses over the course of a selected outcome period, to the extent RA decreases in value by 30% or less. Barrier option spreads do not provide a portfolio-wide level of downside protection. The barrier is provided irrespective of the Fund’s annual management fee, transaction fees and any extraordinary expenses incurred by the Fund, however any losses that an investor experiences in relation to the barrier will be reduced by the Fund’s annual management of 0.75% and further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Fund’s barrier strategy, for a specific barrier put spread, is designed to produce outcomes upon the expiration of its barrier-related options investments on the last day of a selected outcome period and it therefore should not be expected that the barrier will be provided at any point prior to the last day of a selected outcome period. There is theoretically no limit on losses the Fund could experience, and an investor may lose all of its investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The structure of the Fund’s barrier-related options is such that, for a specific barrier put spread, if at the conclusion of a selected outcome period, RA losses have breached the barrier, the Fund will begin to experience losses starting at the barrier. The Fund will experience one of two loss profiles: “Initial Breach Losses” or “Full Breach Losses”. As further described below, for a specific barrier put spread, the operation of the Fund’s barrier-related options is such that, at the end of a selected outcome period, if RA losses measured over an outcome period exceed the barrier (in this example, 30%) but are less than 31%, the Fund will experience, prior to the payment of any distributions, accelerated losses from 0% to 31%. If, for a specific barrier put spread, at the end of a selected outcome period, RA losses measured over an outcome period exceed 31%, the Fund will experience, prior to the payment of any distributions, one-to-one losses of RA.

●	Initial Breach Losses. For a specific barrier put spread, Initial Breach Losses occur when RA has exceeded the barrier, but by an amount less than or equal to 31%. Initial Breach Losses occur as a result of the combination of the Fund’s put option spreads as well as a sold put option contract. Specifically, in this example the Fund invests in a package of 30 put option spreads that provide losses of up to 1% for each spread while simultaneously selling a put option that provides one-to-one downside exposure starting at -30% of RA. If, for a specific barrier put spread, RA losses exceed the barrier, but by an amount less than or equal to 32%, the Fund will experience the below losses over an outcome period:

Example Outcome Period Initial and Full Breach Losses Profile

SPY Losses	Put Spread Losses	Put Losses	Contribution to Fund Performance
-30.00%	0.00%	0.00%	0.00%
-30.25%	-7.50%	-0.25%	-7.25%
-30.50%	-15.00%	-0.50%	-15.50%
-30.75%	-22.50%	-0.75%	-23.25%
-31.00%	-30.00%	-1.00%	-31.00%
-32.00%	-30.00%	-2.00%	-32.00%

●	Full Breach Losses. For a specific barrier put spread, Full Breach Losses occur after RA losses are equal to or exceed 31%. Full Breach Losses are a result of the Fund’s barrier-related options and expose the Fund to the extent of RA losses on a one-to-one basis over the course of a selected outcome period. As shown in the table above, for a specific barrier put spread, if RA’s loss has exceeded 31%, the Fund’s put spread options will produce a loss of 30% and the Fund’s naked put option will produce the remaining loss such that losses, in combination, will equal the losses of RA. There is no limit on losses the Fund can experience, and an investor may lose nearly its entire investment.

“Worst of Three” Barrier Put Spread Sub-Strategy

This sub-strategy is the focus of the Fund’s option writing strategy. A “worst of” barrier put spread strategy is designed to produce the same return outcome profile as a barrier strategy, but rather than use a single reference asset, three reference assets are used. This type of option that binds up three reference assets is complex and is sometimes referred to as a compound option (i.e. an option on more than one reference asset). The adviser expects to execute this aspect of the strategy through an over-the-counter option or as embedded in a swap. However, “worst of” barrier option spreads do not provide a portfolio-wide level of downside protection. Here, for a specific barrier put spread, the predetermined performance level of 30% is measured against the worst performing of the reference assets over an outcome period. The adviser may not be successful in implementing a “worst of” barrier spread strategy.

General Put Spread Sub-Strategy

When the adviser believes non-barrier option writing is compelling, it may employ other put spread strategies. In a put option spread, the Fund writes an at-the-money or out-of-the-money (below current market price) put option while also purchasing a further out-of-the-money put option. However, option spreads do not provide a portfolio-wide level of downside protection. The adviser may not be successful in implementing a general spread strategy.

Generally, the adviser writes options (whether direct or through options imbedded in a swap contract or forward contract) that it expects to expire worthless. Additionally, while the adviser expects options to be held to expiration, it may adjust positions following a large (over 10%) price swing in an option’s reference asset price.

A put option gives the owner the right, but not the obligation, to sell a reference asset at a specified price (strike price) within, or at the end of, a specific time period. An at-the-money put option has a strike price equal to the current price of the reference asset. An out-of-the-money put option has a strike price below the current price of the reference asset. By selling put options in return for the receipt of premiums (the purchase price of an option), the adviser attempts to increase Fund income as the passage of time decreases the value of the written options. For example, if a written option expires worthless, the entire premium received is income to the Fund. While derivative-based gains are considered capital gains under GAAP (generally accepted accounting principles) they are commonly described as income by securities market participants. The Fund has adopted the market convention of describing option premium as income. The option writing strategy is a form of leveraged investing. The adviser primarily considers options, swaps and forwards with up to two years to maturity. However, the adviser anticipates concentrating on options (whether direct or imbedded in a swap or forward) with shorter maturities because the option value erodes faster than with long-term options. For example, the option premium received by the Fund for writing a sequence of one-year options would be larger than the option premium received by the Fund for writing a single two-year option.

When writing options or entering into swap and forward contracts, the Fund is required to post collateral to assure its performance to the counterparty. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds (including affiliated money market ETFs); (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

Simplify Bitcoin Strategy PLUS Income ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Fund is an actively managed exchange-traded fund (an “ETF”). The Fund’s Adviser seeks to achieve the Fund’s investment objective by using three strategies: (1) a Bitcoin strategy, (2) an income strategy, and (3) an option overlay strategy.

The Fund does not invest in Bitcoin directly.

Bitcoin Strategy

The Adviser seeks capital gains through a Bitcoin strategy. Under normal market conditions, the Adviser selects investments in Bitcoin related instruments so that the total value of economic Bitcoin exposure is approximately 50% to 200% of the net assets of the Fund. The Adviser uses a proprietary economic model to establish Bitcoin exposure along the 50% to 200% continuum. The proprietary model uses historical data to identify price and volatility trends and then predict current market behavior. The Adviser increases or decreases Bitcoin exposure based on the direction of the trends. The Bitcoin related instruments in which the Fund invests are Bitcoin futures, exchange-traded products with direct exposure to Bitcoin (“Bitcoin ETPs”), exchange-traded funds with indirect exposure to Bitcoin primarily through Bitcoin futures, options, or other derivative instruments (“Bitcoin ETFs”), and options and swaps linked to Bitcoin ETFs and Bitcoin ETPs as well as swaps and options on Bitcoin. The Adviser selects the instrument or instruments it believes presents the most economically efficient means to capture Bitcoin returns. The Adviser may reallocate among instruments when one becomes more economically efficient.

Bitcoin Futures and Swaps

Bitcoin futures are intended to track, although not lockstep, the price of Bitcoin. The Fund only invests in standardized, cash-settled Bitcoin futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission. As of the date of this prospectus, only regulated U.S. exchanges have such contracts. The value of Bitcoin futures is determined by reference to the underlying reference asset (the spot price of Bitcoin as measured by the relevant futures exchange, which is based on a survey of major spot Bitcoin exchanges). The Adviser invests primarily in front-month Bitcoin futures. Front-month Bitcoin futures contracts are those contracts with the shortest time to maturity.

The Fund may also gain exposure to Bitcoin by entering into swap agreements that use Bitcoin, a Bitcoin ETF or Bitcoin ETP as the reference asset. A swap agreement is a two-party contract entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The swap agreements entered into by the Fund may provide exposure to a single Bitcoin ETF and/or Bitcoin ETP, multiple Bitcoin ETPs and/or Bitcoin ETFs, or solely to Bitcoin. The particular Bitcoin ETF or Bitcoin ETP used as the reference asset for one or more of the Fund’s swap agreements may change at any time based on a variety of factors, including market conditions, counterparty terms, and the liquidity, performance, and fees of those Bitcoin ETFs and Bitcoin ETPs.

Bitcoin ETPs and Bitcoin ETFs

Bitcoin ETPs are investment vehicles that track the price of Bitcoin by directly holding actual Bitcoin (called “spot”) as their underlying asset while Bitcoin ETFs primarily invest in Bitcoin futures, options, swaps, or other derivative instruments to gain exposure to Bitcoin. The Bitcoin ETPs and Bitcoin ETFs trade on a U.S.-regulated securities exchange. Unlike Bitcoin ETFs, Bitcoin ETPs are not registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). The Adviser selects specific Bitcoin ETPs and Bitcoin ETFs that it believes offer sufficient liquidity and relatively low expenses.

Options on Bitcoin, Bitcoin Futures, Bitcoin ETFs and Bitcoin ETPs

In effectuating the Fund’s Bitcoin strategy, the Fund may purchase call options contracts that utilize Bitcoin, Bitcoin futures, a Bitcoin ETF or Bitcoin ETP as the reference asset. To implement the Bitcoin options strategy, the Fund invests in over-the-counter options on Bitcoin and traditional exchange-traded options on Bitcoin futures, Bitcoin ETFs, Bitcoin ETPs, or an index of Bitcoin ETPs and/or FLexible EXchange® options (“FLEX Options”) that utilize a Bitcoin ETF or Bitcoin ETP as the reference asset. The Fund will close out over-the-counter options on Bitcoin prior to expiration so that it does not take delivery of Bitcoin. The Fund expects to primarily invest in options contracts that are listed, traded and cleared on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

The Fund is deemed to be concentrated because it invests more than 25% of its net assets in investments that provide exposure to Bitcoin and/or Bitcoin futures contracts.

Bitcoin and Bitcoin Blockchain

Bitcoin is a digital asset that operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange (although it is not widely used in this manner at present) utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning Bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity.

The Bitcoin blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all Bitcoin transactions. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, become extremely difficult to reverse and tamper with. The integrity, transparency, and security of the transactional data are maintained autonomously within the Bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

Income Strategy

The Adviser seeks to generate income through an income strategy focused on high-quality short-term debt instruments: U.S. Treasury securities, U.S. Treasury Inflation-Protected Securities (“TIPS”), and fixed-income ETFs that invest primarily in U.S. Treasury securities. A portion of these securities serve as collateral for the Fund’s futures, options, and swap positions.

Additionally, the Fund increases its income producing portfolio through leverage by entering into reverse repurchase agreements. Reverse repurchase agreements are contracts in which the Fund is a seller of securities under an agreement to buy the securities back at a specified time and price. Reverse repurchase agreements are used by the Fund as an indirect means of borrowing. The Adviser may invest in affiliated money market ETFs to manage liquidity or to pledge as collateral for derivatives.

Option Overlay Strategy

The Adviser seeks additional capital gains through an option overlay strategy with up to 20% of Fund assets. However, gains from written option premiums are often referred to as income. The option overlay strategy consists of an exchange-traded and over-the-counter (“OTC”) put and call option spread writing strategy on instruments linked to equities, fixed income, volatility indices, commodities, currencies, and Bitcoin). The equity and fixed income strategies include primarily U.S. companies but may include companies from both emerging and developed foreign markets and may include companies of any market capitalization. The commodity strategies may include all types of commodities and commodity indexes. Currency strategies are those that attempt to profit from the changes in the relative value of various currencies. Volatility strategies are those that attempt to profit from the changes in the historical or implied return volatility of futures or securities indexes. Volatility is a measure of a reference asset’s historical or expected future price movements. The Bitcoin related options in which the Fund may invest include exchange traded options on Bitcoin, Bitcoin futures, Bitcoin ETFs, Bitcoin ETPs, or an index of Bitcoin ETPs.

A call option gives the owner the right, but not the obligation, to buy a security, index future, ETF, or reference asset at a specified price (strike price) within a specific time period. A put option gives the owner the right, but not the obligation, to sell index futures or sell a security, index future, ETF, or reference asset at a specified price (strike price) within a specific time period.

Put Spread Sub-Strategy

In a put option spread, the Fund sells (writes) an at-the-money or out of the money (below current market price) put option while also purchasing a further out of the money put option. The written put option is intended to generate income, and the purchased put option is intended to partially limit the Fund’s potential losses from the written put option. The Adviser selects written put options that it believes will expire worthless or are likely to decline in value.

Call Spread Sub-Strategy

In a call option spread, the Fund sells (writes) an at-the-money or out of the money (above current market price) call option while also purchasing a further out of the money call option. The purchased call option is intended to limit the Fund’s potential losses from the written call option. The Adviser selects written call options that it believes will expire worthless or are likely to decline in value.

Generally, the Adviser selects among the options linked strategies based upon its evaluation of relative value based on cost, strike price (price that the optioned asset can be bought or sold by the option holder) and maturity (the last date the option contract is valid) and will exercise or close the options based on approaching maturity or opportunistic portfolio rebalancing. The Fund anticipates purchasing and selling options on a weekly, monthly, quarterly, and annual basis, depending upon the Fund’s rebalancing requirements and the individual option expiration dates. However, the Fund may rebalance its option portfolio on a more frequent basis for a number of reasons such as if market volatility renders the protection provided by the option strategy less effective or ineffective or an option position has appreciated to the point that it is prudent to decrease the Fund’s exposure and realize gains for the Fund’s shareholders. While the option overlay is intended to improve the Fund’s performance, there is no guarantee that it will do so.

Subsidiary

The Fund executes a portion of its Bitcoin strategy indirectly by investing up to 25% of its total assets (measured at the time of investment) in a wholly owned and controlled subsidiary, the Simplify Bitcoin Strategy PLUS Income Cayman Fund (the “Subsidiary”), which is designed to enhance the ability of the Fund to obtain indirect exposure to the Bitcoin market consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Fund expects to gain exposure to Bitcoin futures, Bitcoin swaps, Bitcoin ETP swaps, options on Bitcoin, Bitcoin futures, Bitcoin ETPs, an index of Bitcoin ETPs, volatility indices, and commodities through the Subsidiary. The Fund does not control any other entity. The Subsidiary is advised by the Adviser. Unlike the Fund, the Subsidiary may invest without limitation indirectly in Bitcoin-related investments, however, the Subsidiary will comply with the same Investment Company Act of 1940 asset coverage requirements, when viewed on a consolidated basis with the Fund, with respect to its investments in derivatives; and also complies with the provisions of the Investment Company Act of 1940 in Section 15 (regarding investment advisory contract approvals).

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

Simplify Bond Bull ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Adviser seeks to achieve the Fund’s investment objective by allocating the Fund’s assets between:

●	interest rate related derivatives and

●	interest income producing debt instruments.

The Adviser expects to allocate assets among derivatives and debt instruments, depending upon market conditions. The Fund has adopted a non-fundamental policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt securities and instruments that provide investment exposure to such debt securities, including derivatives such as swaptions, options and futures. Debt securities include U.S. Treasury securities, U.S. Treasury Inflation-Protected Securities (“TIPS”), exchange traded funds that primarily invest in U.S. Treasuries, TIPS, and investment grade bonds.

Generally, the Fund’s strategy may be appropriate for investors who are seeking to hedge against falling interest rates. The Fund is designed investors with debt portfolios who may wish to hedge some of the risk of falling interest rates.

The Adviser seeks to achieve the interest rate hedging aspect of the Fund’s investment objective by investing long in swaptions, interest rate options, and Treasury futures. Consequently, the Fund’s portfolio will be highly sensitive to changes in interest rates. A swaption is an option to enter into a swap contract. The Fund may purchase receiver swaptions that give the Fund the option to enter into fixed interest rate swaps upon expiration of the swaption. These instruments have positive price sensitivity to falling interest rates. Similar to bond prices which typically rise when interest rates fall, it is expected that the Fund will benefit from swaption value increases, providing a hedge against the falling interest rate. Consequently, when viewed from a total return perspective, price gains in these instruments will tend to offset the effect of lower reinvestment rates caused by falling interest rates. These derivatives are selected to protect against falling long-term interest rates on high-quality instruments such as U.S. government securities and high-quality corporate debt. To select a derivative that it believes will produce the most effective hedge against falling interest rates, the Adviser assesses the interaction of maturity, strike price, reference interest rate, the risk-free rate, and volatility on the price of swaptions and interest rate options. While the investment focus of the interest rate related derivatives strategy is on gains from falling rates, to a lesser extent the Adviser’s selection process is also intended to generate gains from option and swaption positions when interest rate volatility increases. Specifically, the Adviser will tend to increase allocations to swaptions and interest rate options when it believes interest rate volatility is poised to increase as these instruments become more valuable in higher volatility environments. The adviser rebalances derivative exposure after extreme rate movements (for example, 0.50%) or after the passage of time has significantly changed the rate sensitivity of a derivative. As time passes, swaptions and interest rate options become less sensitive to movements in the reference swap rate or interest rate. The Adviser does not take speculative positions based on its forecast for interest rates. The Fund limits net economic exposure at the time of investment to any one over-the-counter counterparty to 25% of Fund net assets.

The Adviser seeks to achieve the income aspect of the Fund’s investment objective by investing U.S. Treasury securities, TIPS, exchange traded funds that primarily invest in U.S. Treasuries, TIPS, and investment grade bonds. TIPS are securities whose principal amount increases with inflation, as measured by the Consumer Price Index and are designed to protect investors from inflation risk. The Fund may purchase debt securities of any maturity.

When using various derivatives, the Fund may be required to post collateral to assure its performance. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds (including affiliated money market ETFs); (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” Fund.

Simplify China A Shares PLUS Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in China A Shares and/or through instruments that have economic characteristics substantially similar to China A Shares. However, as of the date of this prospectus, the Fund is not able to directly invest in China A Shares. China A Shares are equity securities issued by companies incorporated in mainland China and are denominated and traded in renminbi (“RMB”) on stock exchanges in mainland China such as the Shenzhen, Shanghai, and Beijing Stock Exchanges. The Fund invests without restriction as to issuer capitalization and the Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” Fund.

The adviser uses China A Shares-linked futures, options, swaps, US-based ETFs, and US-based ADRs as substitutes that are economically substantially similar to China A Shares. The adviser selects a core portfolio that it believes will be representative of the Chinese A Shares stock market in general. The adviser supplements the core portfolio with individual stocks that it believes offer a higher expected return and/or low risk profile than a peer group of stocks of similar companies. The adviser adjusts the supplemented portion of the portfolio when a different stock offers a better risk/reward profile.

Foreign investors, such as the Fund, cannot invest directly in China A Shares in the conventional sense. However, under current regulations in the People’s Republic of China (“PRC” or “China”), certain foreign investors can invest in the domestic PRC securities markets indirectly through certain market-access programs. However, as of the date of this prospectus, the Fund is not eligible for a market-access program. These programs include the Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect programs (“Stock Connect”) and the Qualified Foreign Investor (“QFI”, including Qualified Foreign Institutional Investor (“QFII”) and Renminbi Qualified Foreign Institutional Investor (“RQFII”)) program. Under the QFI and RQFII programs investors are required to obtain a license from the China Securities Regulatory Commission (“CSRC”) to participate in the program. The adviser does not have such a license and is not expected to receive one. Stock Connect is a securities trading and clearing program between either the Shanghai Stock Exchange or Shenzhen Stock Exchange and The Stock Exchange of Hong Kong Limited (“SEHK”), China Securities Depository and Clearing Corporation Limited and Hong Kong Securities Clearing Company Limited. Stock Connect is designed to permit mutual stock market access between mainland China and Hong Kong by allowing investors to trade and settle eligible securities (including China A-Shares and ETFs) on each market via their local exchanges. Trading through Stock Connect is subject to a daily quota (“Daily Quota”), which limits the maximum daily net purchases on any particular day by Hong Kong investors (and foreign investors trading through Hong Kong) trading PRC listed securities and PRC investors trading Hong Kong listed securities through the relevant Stock Connect. Consequently, the Fund’s investments in China A-Shares will be limited in part by the Daily Quota that limits total purchases through Stock Connect. The Adviser may invest in affiliated money market ETFs to manage liquidity or to pledge as collateral for derivatives.

Income Generating Option Strategy

When the adviser believes an option strategy may produce higher returns than the China A Shares strategy, it allocates up to 20% of Fund assets to an option strategy. To generate income, the Fund employs an exchange traded and over-the-counter (“OTC”) option spread writing strategy on equity, fixed income, and currency ETFs and exchange traded products (“ETPs”). The adviser focuses on index-based domestically-traded ETFs, for example, such as those linked to the S&P 500® Index or the Bloomberg US Aggregate Bond Index. The adviser selects equity ETFs holding stocks of any market capitalization and fixed income ETFs holding securities of any maturity or credit quality. A call option gives the owner the right, but not the obligation, to buy an ETF at a specified price (strike price) within a specific time period. A put option gives the owner the right, but not the obligation, to sell an ETF at a specified price (strike price) within a specific time period. By selling put and call options in return for the receipt of premiums (the purchase price of an option), the adviser attempts to increase Fund income as the passage of time decreases the value of the written options. Gains from written option premiums are capital gains, but commonly referred to as income. The option writing strategy is a form of leveraged investing. The adviser focuses on writing short-term options with less than one-month to maturity because their value erodes faster than long-term options.

Call Spread Sub-Strategy

When the adviser believes an ETF’s price will decrease, remain unchanged, or only increase slightly it employs a call spread strategy. In a call option spread, the Fund sells (writes) an out of the money (above current market price) call option while also purchasing a further out of the money call option.

Put Spread Sub-Strategy

When the adviser believes an ETF’s price will increase, remain unchanged, or only decrease slightly it employs a put spread strategy. In a put option spread, the Fund sells (writes) an out of the money (below current market price) put option while also purchasing a further out of the money put option.

The adviser selects the combination of reference assets and options that are expected to produce the highest level of income. The adviser expects the written options to expire worthless, but purchases lower-cost further out of the money options to insulate the Fund from large losses if the written options increase in value. The adviser expects options to be held to expiration, but may adjust positions following a large (over 10%) price swing in an option’s reference ETF.

When writing options, the Fund is required to post collateral to assure its performance to the option buyer. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds (including affiliated money market ETFs); (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

Simplify Currency Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The adviser seeks to fulfil the Fund’s investment objective by investing primarily in foreign currency forward contracts, foreign currency forward swaps, and foreign currency futures contracts that provide exposure comparable to buying or selling the foreign currencies directly. The adviser employs one strategy for G-10 currencies and a different one for emerging market currencies.

The Fund’s currency investments will represent one or more “G-10” currencies, which include the Australian Dollar (AUD), Canadian Dollar (CAD), Euro (EUR), Japanese Yen (JPY), New Zealand Dollar (NZD), Norwegian Krone (NOK), British Pound (GBP), Swedish Krona (SEK), Swiss Franc (CHF), and U.S. Dollar (USD), as well as currencies of emerging market countries outside of the G-10. The Fund defines an emerging market country as any country that is (i) generally recognized to be an emerging market country by the international financial community, including the World Bank; (ii) classified by the United Nations as a developing country; or (iii) included in the MSCI Emerging Markets Index.

G-10 Currency Strategy

The Fund will generally enter into foreign currency forward contracts, foreign currency forward swaps, and foreign currency futures contracts in G-10 currencies, either long or short, based on the adviser’s determination of which currencies it believes will outperform or underperform the U.S. Dollar, based on its proprietary forecast. The Fund will invest in long positions for G-10 currencies that are expected to appreciate relative to the U.S. dollar, and short positions for G-10 currencies that are expected to depreciate against the U.S. dollar.

Emerging Markets Currency Strategy

The Fund also enters into foreign currency forward contracts, foreign currency forward swaps, and foreign currency futures contracts for exposure to emerging market countries’ currencies, either long or short. The adviser implements what is commonly referred to as a carry strategy for emerging market currencies. The adviser takes a long position in currencies with the highest interest rates while taking short positions in currencies with the lowest interest rates. Conceptually, this is economically similar borrowing in a low-interest rate currency and investing the borrowed amount into another higher-interest rate currency. Leverage has the effect of increasing the Fund’s volatility as well as the potential for gains and losses.

The Fund invests in both physical delivery and USD cash-settled currency forward contracts. A cash-settled foreign currency forward contract is similar to a regular foreign currency forward contract, except that at maturity the cash-settled contract does not require physical delivery of currencies. A foreign exchange forward contract is an obligation to purchase or sell a specific currency on a future date (settlement date) for a fixed price set on the date of the contract (trade date). According to the terms of a cash-settled foreign currency forward contract, on the settlement date, the party that is long the now-depreciated currency pays the other party the amount of the depreciation times the notional amount of the contract. This represents the difference between the contracted forward price and the spot market rate at settlement date. By utilizing cash-settled foreign currency forward contracts, the Fund will not take physical delivery of a currency as part of a forward contract. All forward contracts are subject to counterparty default risk. The Fund limits net economic exposure at the time of investment to any one over-the-counter counterparty to 25% of Fund net assets.

The Fund is required to post collateral to assure its performance to the currency instrument counterparties. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds (including affiliated money market ETFs); (iii) fixed income ETFs; and/or (iv) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default. The Fund anticipates the majority of the Fund’s assets will be pledged as Collateral and the remainder of the portfolio will also be composed of Collateral. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” Fund. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide economic exposure to currencies.

Simplify Enhanced Income ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s Adviser seeks to fulfil the Fund’s investment objective by using two income strategies: (1) an interest income strategy and (2) an income generating option strategy. “Enhanced Income” in the Fund’s name refers to the strategy goal of producing additional income though options that enhances the Fund’s interest income.

Interest Income Strategy

The Fund invests primarily in interest income producing U.S. Treasury securities such as bills, notes, and bonds and fixed income ETFs that invest primarily in U.S. Treasuries. The Fund targets an average securities portfolio duration of two years or less but does not restrict individual security maturity. Duration is a measure of the price sensitivity of a debt instrument when interest rates change. For example, if a note has a duration of 1 year, a 1% rise in rates would result in a 1% decline in price. The Adviser selects securities to maximize portfolio yield within the current duration target and the Adviser sells securities primarily to adjust portfolio duration. The Adviser may invest in affiliated money market ETFs to manage liquidity or to pledge as collateral for derivatives.

Income Generating Option Strategy

To generate additional income, the Fund employs an exchange traded and over-the-counter (“OTC”) option spread writing strategy on equity, fixed income, volatility, commodity, and currency ETFs and exchange traded products (“ETPs”). The Adviser focuses on index-based domestically-traded ETFs, for example, such as those linked to the S&P 500® Index or the Bloomberg US Aggregate Bond Index. The Adviser selects equity ETFs holding stocks of any market capitalization and fixed income ETFs holding securities of any maturity or credit quality. A call option gives the owner the right, but not the obligation, to buy an ETF at a specified price (strike price) within a specific time period. A put option gives the owner the right, but not the obligation, to sell an ETF at a specified price (strike price) within a specific time period. By selling put and call options in return for the receipt of premiums (the purchase price of an option), the Adviser attempts to increase Fund income as the passage of time decreases the value of the written options. Gains from written option premiums are capital gains, but commonly referred to as income. The option writing strategy is a form of leveraged investing. The Adviser focuses on writing short-term options with less than one-month to maturity because their value erodes faster than long-term options.

Call Spread Sub-Strategy

When the Adviser believes an ETF’s price will decrease, remain unchanged, or only increase slightly it employs a call spread strategy. In a call option spread, the Fund sells (writes) an out of the money (above current market price) call option while also purchasing a further out of the money call option.

Put Spread Sub-Strategy

When the Adviser believes an ETF’s price will increase, remain unchanged, or only decrease slightly it employs a put spread strategy. In a put option spread, the Fund sells (writes) an out of the money (below current market price) put option while also purchasing a further out of the money put option.

The Adviser expects the written options to expire worthless, but purchases lower-cost further out of the money options to insulate the Fund from large losses if the written options increase in value. The Adviser expects options to be held to expiration, but may adjust positions following a large (over 10%) price swing in an option’s reference ETF.

When writing options, the Fund is required to post collateral to assure its performance to the option buyer. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds (including affiliated money market ETFs); (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

The Fund expects to gain exposure to certain options markets by investing up to 25% of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment Adviser. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to options markets in accordance with applicable rules and regulations.

Simplify Gold Strategy PLUS Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The adviser seeks to fulfill the Fund’s investment objective by using two strategies: (1) a gold futures strategy, and (2) an income generating option strategy.

Gold Futures Strategy

The adviser seeks capital gains through a gold futures strategy. The Fund is deemed to be concentrated because it holds the economic equivalent of more than 25% of its net assets in gold futures contracts.

Under normal market conditions, at the start of each quarter, the adviser selects gold futures so that the total value of economic gold exposure is up to approximately 150% of the net assets of the Fund. The adviser expects to rebalance this exposure quarterly. Consequently, as the price of gold future rises or falls, the Fund’s exposure could be higher or lower than 150% during a quarter. However, the adviser will rebalance more frequently, if needed, to comply with the Investment Company Act of 1940 and its regulations related to derivatives. Gold futures are intended to track, although not lockstep, the price of gold. The Fund invests in standardized gold futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission, such as the Commodity Exchange Inc. (commonly known as COMEX), which is a part of the Chicago Mercantile Exchange Group. The value of gold futures is determined by reference to 100 troy ounces of gold subject to an assay minimum of 995 fineness (i.e. 99.5% pure). The adviser invests primarily in front-month gold futures. Front-month gold futures contracts are those contracts with the shortest time to maturity. The adviser will roll futures contracts prior to their expiration into a contract with a longer maturity, although this does not produce rebalancing.

Income Generating Option Strategy

To generate income, the Fund employs an exchange traded and over-the-counter (“OTC”) option spread writing strategy on equity, fixed income, and currency ETFs. The adviser focuses on index-based domestically-traded ETFs, for example, such as those linked to the S&P 500® Index or the Bloomberg US Aggregate Bond Index. The adviser selects equity ETFs holding stocks of any market capitalization and fixed income ETFs holding securities of any maturity or credit quality. A call option gives the owner the right, but not the obligation, to buy an ETF at a specified price (strike price) within a specific time period. A put option gives the owner the right, but not the obligation, to sell an ETF at a specified price (strike price) within a specific time period. By selling put and call options, in a spread writing strategy, in return for the receipt of premiums (the purchase price of an option), the adviser attempts to increase Fund income as the passage of time decreases the value of the written option leg of the spread. Gains from written option premiums are capital gains, but commonly referred to as income. The option writing strategy is a form of leveraged investing. The adviser focuses on writing short-term options with less than one-month to maturity because their value erodes faster than long-term options. The Adviser may invest in affiliated money market ETFs to manage liquidity or to pledge as collateral for derivatives.

Call Spread Sub-Strategy

When the adviser believes an ETF’s price will decrease, remain unchanged, or only increase slightly it employs a call spread strategy. In a call option spread, the Fund sells (writes) an out of the money (above current market price) call option while also purchasing a further out of the money call option.

Put Spread Sub-Strategy

When the adviser believes an ETF’s price will increase, remain unchanged, or only decrease slightly it employs a put spread strategy. In a put option spread, the Fund sells (writes) an out of the money (below current market price) put option while also purchasing a further out of the money put option.

The adviser expects the written options to expire worthless, but purchases lower-cost further out of the money options to insulate the Fund from large losses if the written options increase in value. The adviser expects options to be held to expiration, but may adjust positions following a large (over 10%) price swing in an option’s reference ETF. The Fund limits net economic exposure at the time of investment to any one over-the-counter counterparty to 25% of Fund net assets.

When writing options or using gold futures, the Fund is required to post collateral to assure its performance. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds (including affiliated money market ETFs); (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default. The majority of the Fund’s securities portfolio will consist of Collateral and approximately up to 25% will consist of the purchased leg of options related to the option spread strategy.

The Fund expects to gain exposure to gold futures and certain options markets by investing up to 25% of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is not subject to all of the investor protections of the 1940 Act. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to gold futures and certain options markets in accordance with applicable rules and regulations.

The Fund, by investing in the Subsidiary when viewed together with the Fund, will operate as though it is subject to the protections offered to investors in registered investment companies with respect to Sections 8 and 18 of the 1940 Act (regarding investment policies, capital structure and leverage), Section 15 of the 1940 Act (regarding investment advisory contracts) and Section 17 of the 1940 Act (regarding affiliated transactions and custody). The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders. The Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary. Also, the Adviser in managing the Subsidiary’s investment portfolio, is subject to the same investment restrictions and operational guidelines that apply to the management of the Fund, when viewed on a consolidated basis.

The Fund is a “commodity pool” under the U.S. Commodity Exchange Act (“CEA”), and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund under CFTC and Securities and Exchange Commission (“SEC”) harmonized regulations. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” Fund.

Simplify Government Money Market ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund operates as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and is subject to related restrictions on its portfolio composition. Consequently, the Fund invests at least 99.5% of its total assets in (i) cash, (ii) U.S. Government securities, and (iii) repurchase agreements fully collateralized by such obligations or cash. Additionally, the Fund invests in securities maturing in 397 days or less and maintains a portfolio dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Furthermore, the Fund will hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions and maintain at least 25% of its total assets in “daily” liquid assets and at least 50% of its total assets in “weekly” liquid assets.

U.S. Government securities are obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities. Certain obligations that are issued by U.S. government agencies or instrumentalities (also referred to as government sponsored enterprises or GSEs, which have been created under Congressional charter) are not fully guaranteed by the U.S. Treasury. For example, debt issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks are not supported by the full faith and credit of the United States. The maturity of certain variable and floating rate instruments is measured by reference to the next interest rate reset date rather than the absolute maturity of the instrument. The Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis.

Additionally, the Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Government securities. For this purpose, U.S. Government securities are as defined above plus repurchase agreements fully collateralized by U.S. Government securities. This 80% policy is a non-fundamental policy and the Fund will not change it without providing shareholders with at least 60 days’ prior notice.

The Fund’s Board of Trustees (the “Board”) has determined that the Fund will qualify as a “government money market fund” pursuant to Rule 2a-7. Many U.S. government money market instruments pay income that is generally exempt from state and local income tax, although they may be subject to corporate franchise tax in some states.

The Fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements are transactions in which the Fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. The Fund expects to focus initially in overnight repurchase agreements. However, in the future, the Fund may invest in repurchase agreements with longer maturities. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements often offer a higher yield than investments directly in government securities. The Fund does not charge a liquidity fee on redemptions.

Although the Fund will seek to continue to qualify as a “government money market fund,” it will not seek to maintain a stable net asset value (“NAV”) per share using the amortized cost or penny rounding method of valuation. Instead, the Fund will calculate its NAV per share based on the market value of its investments. In addition, unlike a traditional money market fund, the Fund operates as an exchange traded fund (“ETF”). As an ETF, the Fund’s shares will be traded on NYSE Arca, Inc. (“NYSE Arca”) and will generally fluctuate in accordance with changes in NAV per share as well as the relative supply of, and demand for, shares on NYSE Arca. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

You could lose money by investing in the Fund.

The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index.

Adviser’s Strategy

Simplify Asset Management, Inc. is the investment adviser to the Fund and makes the Fund’s investment decisions. The adviser selects money market instruments for the Fund based on its assessment of relative values and changes in market and economic conditions. The adviser also considers safety of principal and liquidity in selecting securities for the Fund and thus may not buy securities that offer the highest yield.

Simplify Health Care ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Fund has adopted a non-fundamental policy that, under normal circumstances, the Fund will invest at least 80% of its assets (plus any borrowings for investment purposes) in securities of U.S. health care companies. The Fund defines health care companies as companies included in the Global Industry Classification Standard health care sector. The Fund defines equity securities as common stock, preferred stock, or ETFs that invest in the same. The Fund invests in companies without restriction as to capitalization, including micro-capitalization companies.

The Fund will invest in 50 to 100 health care companies. The Fund will use fundamental, bottom-up analysis that seeks to identify high-quality companies and the most compelling investment opportunities. In general, the Fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a “value” approach, which gives preference to seemingly undervalued companies, may be emphasized. The Fund generally seeks investments in companies that are developing new and effective medicines, as well as companies whose business models reduce costs or improve quality in health care systems. The Fund may invest in health care companies that do not seek to design or develop treatments for breast cancer. The Adviser may invest in affiliated money market ETFs to manage liquidity.

The Fund’s namesake is The Susan G. Komen Breast Cancer Foundation, Inc. (the “Foundation”), a 501(c)(3) charitable foundation. In exchange for the use of its name and logo, Simplify Asset Management Inc., the Fund’s investment adviser (the “Adviser”), will donate its annual management fee for managing the Fund to the Foundation. The Foundation shall use such donation to support its mission, but the Foundation will not participate in or have any influence on the day-to-day operations of the Fund or the Adviser’s management of the Fund. The Fund is not organized as a charitable investment trust.

Simplify Hedged Equity ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Adviser seeks to achieve the Fund’s investment objective by investing primarily in equity securities and applying an option overlay known as a “put/spread collar” strategy.

Equity Strategy

The Fund has adopted a non-fundamental policy that, under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, primarily by purchasing exchange-traded funds (“ETFs”) that seek to track the investment results of the S&P 500 Index. The Fund typically invests at least 80% of the Fund’s portfolio in underlying ETFs. The Adviser does not frequently trade ETFs but seeks to maintain consistent exposure to the S&P 500 Index.

Put/Spread Collar Strategy

The Fund also purchases and sells exchange traded put options and sells exchange traded call options in the execution of an option overlay strategy known as a “put/spread collar” strategy. Up to twenty percent of the Fund’s net asset value will be subject to the “put/spread collar” strategy. The options used are based either on the S&P 500 Index itself or ETFs that seek to replicate the S&P 500 Index (“S&P 500 ETFs”). This strategy seeks to provide investors with downside protection from the put options as well as income from the index call options in an effort to reduce the risk and volatility associated with typical long-only equity strategies. If the Fund purchases a call option, the Fund has the right, but not the obligation, to buy a stock or other asset at a specified price (strike price) within a specific time period. If the Fund purchases a put option, the Fund has the right, but not the obligation, to sell a stock or other asset at a specified price (strike price) within a specific time period.

The Fund creates a put/spread collar by buying a put option on the S&P 500 Index or an S&P 500 ETF at a higher strike price and selling a put option on that index or ETF at a relatively lower strike price, resulting in what is known as a put option spread. At the same time, the Fund will sell a call option on the S&P 500 Index or an S&P 500 ETF. The Fund may determine to create more than one put/spread collar as Fund assets increase. The put option spread is generally maintained so that the Fund is protected from a decrease in the market (as measured by the S&P 500 Index) of five to twenty percent. The options are reset on at least a quarterly basis to respond to current market conditions. The Adviser utilizes a five to twenty percent range in order to align with other similar low volatility strategies. The put option spread is a strategic, persistent exposure meant to hedge against a portion of market declines. If the market goes down, the Fund’s returns may fall less than the market because the Adviser will sell or exercise the put options. The value of the Fund’s put options is expected to decrease in proportion to the decrease in value of the underlying assets, but the amount by which the Fund’s options increase or decrease in value depends on how far the market has moved from the time the options position was initiated and the relative strike prices of the purchased and sold put options. By selling call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the S&P 500 ETFs above the exercise prices of such options. By purchasing put options in return for the payment of premiums, the Fund may be protected from a significant decline in the price of the S&P 500 ETFs if the put options become in the money (where the put option’s strike price is greater than the market price of the underlying asset), but during periods where the S&P 500 ETFs appreciate, the Fund will underperform due to the cost of the premiums paid and the increased value of call sold.

The put/spread collar seeks to protect the Fund against a decline in value, and its execution tends to be less expensive than a strategy of only purchasing put options. The premiums received from writing index call options are designed to provide income, and those premiums can help offset the cost of the put option spread. Any savings generated between the premiums received from writing index call options and the premiums of the put options are passed on to shareholders. This strategy, however, provides investors less downside risk when there is only a small decline in the price of the stock. This is because the protection offered by the collar is limited to the extent of the difference between the strike prices of the put option purchased and the put option sold. This means that the strategy will not be effective as a strategy of put options only would be in protecting the Fund from steeper declines. On the other hand, the use of call options limits the Fund’s ability to profit from increases in the value of its equity portfolio because when markets are rising, the call option will likely be exercised once the market price rises to the option’s strike price.

Use of Futures. In addition to the use of options in the put/spread collar strategy described above, the Fund may use futures contracts (derivative contracts that obligate the buyer or seller to transact at a set price and predetermined time), primarily futures on indexes, to more effectively gain targeted equity exposure from its cash positions and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy.

The Adviser may invest in affiliated money market ETFs to manage liquidity or to pledge as collateral for derivatives.

Simplify High Yield ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Adviser seeks to achieve the Fund’s investment objective by investing in high yield bonds also known as “junk bonds” primarily by purchasing swaps on exchange traded funds and applying a credit hedge derivatives strategy to the Fund’s investments.

High Yield Strategy

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities that provide exposure to high yield securities, also known as junk bonds. The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group, or, if unrated, determined by the Adviser to be of similar credit quality. The Adviser does not frequently trade securities but seeks to maintain consistent exposure to junk bonds primarily through its purchase of swaps on exchange traded funds that primarily invest in high-yield securities (“H-Y ETFs”); and secondarily through its purchase of H-Y ETFs call options on H-Y ETFs, as well as by selling (writing) put options H-Y ETFs. The Adviser determines the securities to which it seeks exposure based on factors such as price, liquidity, and track record.

The H-Y ETFs underlying the swaps that the Fund will invest in may target high yield bonds with different maturities, durations, and quality requirements in connection with their investment strategies. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “five years” means that a security’s or portfolio’s price would be expected to decrease by approximately 5% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Maturity is the period during which its owner will receive interest payments on the investment. When the bond reaches maturity, the Fund is repaid its par, or face value. A bond’s quality is a reference to the grade given to a bond by a rating service that indicates its credit quality. The rating takes into consideration a bond issuer’s financial strength or its ability to pay a bond’s principal and interest in a timely fashion. For instance, a “AAA” high-grade rated bond offers more security and lower profit potential (lower yield) than a “B-” rated speculative bond. The Adviser may invest in affiliated money market ETFs to manage liquidity or to pledge as collateral for derivatives.

Derivatives Overlay – Generally

In total, the Fund may invest up to 20% of the Fund’s portfolio in derivatives (measured by purchase price in the case of options or collateral pledged in the case of other derivatives) through a credit hedge strategy and/or an income generating option strategy. The Adviser anticipates purchasing and selling its derivatives on a monthly, quarterly, and annual basis, depending upon the Fund’s rebalancing requirements and expiration dates. However, the Adviser may rebalance the Fund’s derivative portfolio on a more frequent basis for a number of reasons such as when market volatility renders the protection provided by the derivative strategy ineffective or a derivative position has appreciated to the point that it is prudent to decrease the Fund’s exposure and realize gains for the Fund’s shareholders. Derivatives may be exchange-traded or over-the-counter (“OTC”); index-based or linked to a specific security. The Adviser selects derivatives based upon its evaluation of relative value based on expected hedging effectiveness, cost, and in the case of options, strike price (price that the option can be bought or sold by the option holder) and maturity (the last date the option contract is valid) and will exercise or close the options based typically on maturity.

Credit Hedge Strategy

The Fund may invest up to 20% of the Fund’s portfolio in derivatives to hedge against interest rate risk and credit risk. When the Adviser believes credit risk will be increasing, it will hedge primarily by receiving protection through total return swaps that use fixed income instruments, fixed income indexes, fixed income ETFs, or H-Y ETFs as reference assets. However, when the Adviser believes a short-term opportunity for a more-effective hedge is available, it may also use total return swaps that use equities, equity indexes or equity ETFs as reference assets to manage interest rate and credit risk. The Adviser closes derivative positions when it believes the related risk is no longer significant or to use a more efficient or cost-effective derivative.

Income Generating Option Strategy

The Fund may invest up to 20% of the Fund’s portfolio in derivatives to generate additional income. To do so, the Fund employs an option and option spread writing strategy on instruments linked to equities, debt, volatility indices, commodities, and currencies. The equity and fixed income strategies include primarily U.S. companies but may include companies from both emerging and developed foreign markets and may include companies of any market capitalization. The commodity strategies may include all types of commodities and commodity indexes. Currency strategies are those that attempt to profit from the changes in the relative value of various currencies. Volatility strategies are those that attempt to profit from the changes in the historical or implied return volatility of futures or securities indexes. Volatility is a measure of a reference asset’s historical or expected future price movements.

A call option gives the owner the right, but not the obligation, to buy an asset at a specified price (strike price) within a specific time period. A put option gives the owner the right, but not the obligation, to sell an asset at a specified price (strike price) within a specific time period. By selling put and call options in return for the receipt of premiums (the purchase price of an option), the Adviser attempts to increase Fund income as the passage of time decreases the value of the written options. Gains from written option premiums are capital gains, but commonly referred to as income. The option writing strategy is a form of leveraged investing. The Adviser focuses on writing short-term options with less than one-month to maturity because their value erodes faster than long-term options.

Call Spread Sub-Strategy

When the Adviser believes an asset’s price will decrease, remain unchanged, or only increase slightly it employs a call spread strategy. In a call option spread, the Fund sells (writes) an out of the money (above current market price) call option while also purchasing a further out of the money call option.

Put Spread Sub-Strategy

When the Adviser believes an asset’s price will increase, remain unchanged, or only decrease slightly it employs a put spread strategy. In a put option spread, the Fund sells (writes) an out of the money (below current market price) put option while also purchasing a further out of the money put option.

The Adviser expects the written options to expire worthless, but purchases lower-cost further out of the money options to insulate the Fund from large losses if the written options increase in value. The Adviser expects options to be held to expiration but may adjust positions following a large (over 10%) price swing in an option’s reference asset.

The Fund also holds cash and invests in cash-like instruments or high-quality short term fixed income securities to serve as collateral for swaps, futures and assuring its performance to an option buyer when writing options (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds (including affiliated money market ETFs); (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

Simplify Interest Rate Hedge ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Adviser seeks to achieve the Fund’s investment objective by allocating the Fund’s assets approximately equally between:

●	interest rate related derivatives and

●	interest income producing debt instruments.

The Adviser expects to allocate assets among derivatives and debt instruments, depending upon market conditions. The Adviser seeks to achieve the interest rate hedging aspect of the Fund’s investment objective by investing in swaptions, interest rate options, and Treasury futures. Consequently, the Fund’s portfolio will be highly sensitive to changes in interest rates. A swaption is an option to enter into a swap contract. The Fund may purchase payer swaptions that give the Fund the option to enter into fixed interest rate swaps upon expiration of the swaption. These instruments have positive price sensitivity to rising interest rates. Opposite to bond prices which typically fall when interest rates rise, it is expected that the Fund will benefit from swaption value increases, providing a hedge against the rising interest rates. Consequently, when viewed from a total return perspective, price gains in these instruments will tend to offset the effect of lower debt prices caused by rising interest rates. These derivatives are selected to protect against rising long-term interest rates on high-quality instruments such as U.S. government securities and high-quality corporate debt. To select a derivative that it believes will produce the most effective hedge against rising interest rates, the Adviser assesses the interaction of maturity, strike price, reference interest rate, the risk-free rate, and volatility on the price of swaptions and interest rate options. While the investment focus of the interest rate related derivatives strategy is on gains from rising rates, to a lesser extent the Adviser’s selection process is also intended to generate gains from option and swaption positions when interest rate volatility increases. Specifically, the Adviser will tend to increase allocations to swaptions and interest rate options when it believes interest rate volatility is poised to increase as these instruments become more valuable in higher volatility environments. The Adviser rebalances derivative exposure after extreme rate movements (for example, 0.50%) or after the passage of time has significantly changed the rate sensitivity of a derivative. As time passes, swaptions and interest rate options become less sensitive to movements in the reference swap rate or interest rate. The Adviser does not take speculative positions based on its forecast for interest rates. The Fund limits net economic exposure at the time of investment to any one over-the-counter counterparty to 25% of Fund net assets.

The Adviser seeks to achieve the income aspect of the Fund’s investment objective by investing U.S. Treasury securities, U.S. Treasury Inflation-Protected Securities (“TIPS”), exchange traded funds that primarily invest in U.S. Treasuries, TIPS, and investment grade bonds. TIPS are securities whose principal amount increases with inflation, as measured by the Consumer Price Index and are designed to protect investors from inflation risk. The Fund may purchase debt securities of any maturity. The Adviser may invest in affiliated money market ETFs to manage liquidity or to pledge as collateral for derivatives.

Generally, the Fund’s strategy may be appropriate for investors who are seeking to hedge against rising interest rates. The Fund’s strategy may also be appropriate to help hedge real estate securities portfolios, as rising interest rates have historically led to sell-offs in real estate’ and growth equities, that are often negatively correlated with rising interest rates.

When using various derivatives, the Fund may be required to post collateral to assure its performance. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds (including affiliated money market ETFs); (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” Fund.

Simplify Intermediate Term Treasury Futures Strategy ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide total return, before fees and expenses, that matches or outperforms the performance of the ICE US Treasury 20+ Year Index (the “Index”) for a calendar quarter, not for any other period. The Fund has adopted a non-fundamental policy that, under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in futures contracts, call options, and put options on U.S. treasury futures, U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury or fixed income ETFs that invest in U.S. Treasuries. The Adviser may invest in affiliated money market ETFs to manage liquidity or to pledge as collateral for derivatives. The Fund may hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury with a duration of less than two years; (2) money market funds (including affiliated money market ETFs); (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality.

The Fund rebalances its holdings no less frequent than quarterly to position its portfolio so that its exposure to the Index is consistent with its quarterly investment objective. The impact of changes to the value of the Index each quarter will affect whether the Fund’s portfolio needs to be rebalanced.

The Index is a non-investable index that is part of a series of indices intended to assess U.S. Treasury issued debt. The Index consists of only U.S. dollar denominated, fixed rate securities with a minimum term to maturity greater than twenty years.

Simplify MBS ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund has adopted a non-fundamental policy that, under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities (“MBS”). The Fund defines MBS as any agency or non-agency residential or commercial mortgage-backed security and any futures contract, forward agreement, swap contract, or option linked to the preceding The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objectives by investing primarily in MBS’s issued by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). These agencies securitize pools of mortgage loans that meet the underwriting standards of the relevant agency. The Fund may also purchase MBS on a when-issued basis, (commonly referred to as “To Be Announced” or “TBA”); and gain exposure to MBS through derivatives such as options or swap agreements. These are included as MBS for purposes of the Fund’s 80% investment policy. The Fund is deemed to be concentrated because it invests more than 25% of its net assets in MBS.

Generally, the Adviser constructs the Fund’s portfolio by selecting instruments that it believes will produce the highest yield while maintaining a medium-term (3-10 years) effective duration portfolio. The Adviser considers price, coupon, expected prepayment rate and maturity to calculate a security’s expected yield. Effective duration measures the interest rate sensitivity of a security including the borrower’s option to prepay its mortgage loan. For example, an effective duration of “five years” means that a security’s price would be expected to decrease by approximately 5% with a 1% increase in interest rates. The Adviser sells securities to manage effective duration or when a more attractive instrument becomes available.

To generate additional returns, the Adviser may use a strategy referred to as a dollar roll. In a dollar, the Fund sells, in the TBA market, a security for current month settlement, while simultaneously committing to buy a substantially similar TBA security for next month or a further month settlement. The Adviser assesses the relative prices between delivery months as well as interest income on short-term investments to forecast the expected profit of this strategy, which creates investment leverage.

The Fund also holds cash and invests in cash-equivalents (money market funds, including affiliated money market ETFs) or high-quality short term fixed income securities as collateral for swaps. The Fund uses mortgage security linked swaps as a form of MBS investment and interest rate linked swaps to manage duration exposure and/or to hedge interest rate risk.

Simplify Multi-QIS Alternative ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, primarily through total return swaps, in a diversified portfolio of third-party quantitative investment strategies across equities, interest rates, commodities, and currencies. The swaps provide returns to the Fund that are based on model portfolios generated by the quantitative investment strategies.

Quantitative investment strategies (or “QIS”) are third-party investment strategies that analyze historical quantitative data and use models to identify investments that based on historical results can provide attractive risk adjusted returns. The Adviser evaluates multiple strategies and selects the individual strategies based on multiple qualitative and quantitative considerations, including portfolio diversification, scalability, expected risk adjusted returns and correlation to one another. By using a multi-strategy approach, the Fund’s Adviser seeks to identify the optimal allocation among 10-20 strategies to achieve positive returns and mitigate asset-class and single-strategy risks. The Adviser evaluates strategies on an ongoing basis and makes adjustments to the strategy allocations when the Adviser believes an alternative strategy would provide better returns.

When the Fund enters into a total return swap, the Fund makes payments to the swap counterparty based on either a fixed or variable rate, and the swap counterparty makes payments to the Fund based on the return of the underlying strategy. Ordinary gains on swaps are generally considered income to the Fund, contribute to the income component of the Fund’s investment objective and are considered absolute positive returns. Other investments that contribute to income include treasuries and income-generating collateral.

The Adviser reduces or eliminates the Fund’s exposure to a strategy if it does not perform as expected or when it believes a different strategy presents a more attractive risk return opportunity. The third-party investment strategies selected by the Adviser are not specifically designed for the Fund but selected by the Adviser based on its evaluation of the strategies.

The Fund may also gain exposure to equity, fixed income, commodity, currency, and volatility markets by investing in other ETFs or individual securities. The equity and fixed income strategies include primarily U.S. companies but may include companies from both emerging and developed foreign markets and may include companies of any market capitalization. The fixed income strategies may include high yield (“junk bond”) strategies, and strategies of any duration or maturity. The commodity strategies may include all types of commodities and commodity indexes. Currency strategies are those that attempt to profit from the changes in the relative value of various currencies. Volatility strategies are those that attempt to profit from the changes in the historical or implied return volatility of futures or securities indexes. Volatility is when a security experiences periods of unpredictable, and sometimes sharp, price movements.

The Fund also holds cash and invests in cash-like instruments (including affiliated money market ETFs) or high-quality short term fixed income securities as collateral for the swaps.

The Fund gains exposure to certain commodity strategies by investing up to 25% of its net assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity-linked investments in accordance with applicable tax rules and regulations.

Simplify NEXT Intangible Core Index ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities included in the Core Index. The Fund’s 80% policy is non-fundamental. The Core Index is designed to measure the performance of U.S. stocks of companies that exhibit relatively high intangible capital-to-book assets ratios within their respective sector. The Core Index methodology defines intangible capital as productive assets that lack a physical presence and are generally created through investments in brand capital, knowledge capital, and organization capital.

The Core Index is owned by Eisfeldt Consulting, LLC (“EC”), which has engaged Solactive, AG (“Solactive”) to act as Calculation Agent for the Core Index. Both Solactive and EC are organizations independent of the Fund and Simplify Asset Management, Inc., the Fund’s Adviser.

The Core Index is a rules-based index that is created by applying successive screens to an initial universe of stocks. The initial universe is composed of the 2000 largest stocks by market capitalization in the Solactive United States 3000 Index (the “Initial Universe”). The Solactive United States 3000 Index is designed to track the performance of the largest 3000 companies from the United States stock market, as measured by market capitalization.

EC calculates a ratio of intangible capital-to-book assets for the stocks in the Initial Universe using its proprietary model that is designed to measure intangible capital. Intangible capital is the sum of a company’s brand, knowledge, and organization capital, whereas book assets are directly observable from a company’s financial statements. The EC model utilizes factors such as a company’s income statement expenditures, balance sheet data on goodwill and identifiable intangible assets such as patents or copyrights, to measure intangible capital.

The 200 stocks with the highest intangible capital-to-book assets ratio are selected (the “Intangible Core Universe”). The constituents of the Intangible Core Universe are initially weighted based on relative market capitalization within the Intangible Core Universe. The Intangible Core Universe is re-weighted to conform with the following additional restrictions:

●	maximum individual stock weight of 5%

●	weightings that would have been above 5% are re-allocated across the remaining stocks within each sector. If such re-allocation causes the weighting on any remaining stock to pass the 5% threshold, weights are re-allocated following the same procedure in accordance with the index rule-based methodology; and

●	at least five stocks from each of the 13 sectors are included (unless there are fewer than five stocks with positive weightings, in which case the sector representation will be less than five).

The 13 sectors are: (1) food and consumables; (2) energy and hard commodities; (3) consumer goods; (4) healthcare and drugs; (5) construction; (6) manufacturing inputs; (7) technology and communications; (8) cars and transport; (9) utilities; (10) retail; (11) finance; (12) travel and entertainment; and (13) all other companies. EC developed the list of 13 sectors using a combination of SIC and NAICS codes along with data from publicly available 10-K filings.

The Initial Universe and the Core Index are reconstituted quarterly. Solactive calculates and publishes the Core Index constituents and returns of the Core Index daily, accounting for corporate events such as mergers and stock splits.

The Adviser uses a replication strategy to track the Core Index, rather than a sampling approach, meaning the Fund will generally invest in all of the component securities of the Core Index in the same approximate proportions as in the Core Index. To the extent the Core Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Core Index. The Adviser may invest in affiliated money market ETFs to manage liquidity.

Simplify Short Term Treasury Futures Strategy ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide total return, before fees and expenses, that matches or outperforms the performance of the ICE US Treasury 7-10 Year Bond Index (the “Index”) for a calendar quarter, not for any other period. While the Fund is not an index fund, it may invest in some of the constituents of the Index. Under normal circumstances, the Fund invests primarily in futures contracts, call options, and put options on U.S. Treasury futures, U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury or fixed income ETFs that invest in U.S. Treasuries. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury with a duration of less than two years; (2) money market funds (including affiliated money market ETFs); (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

The Adviser will engage in quarterly rebalancing to position the Fund’s portfolio to align exposure to the Index consistent with the Fund’s quarterly investment objective. The impact of changes to the composition and value of the Index each quarter will affect the magnitude of the Fund’s portfolio rebalancing.

The Index is a non-investable index that is part of a series of indices intended to assess U.S. Treasury issued debt. The Index is market value weighted and is designed to measure the performance of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than seven years and less than or equal to ten years.

Simplify Target 15 Distribution ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s Adviser seeks to fulfill the Fund’s investment objective by using two income strategies: (1) an interest income strategy and (2) an income generating option spread strategy. Target 15 in the Fund’s name refers to the goal of making monthly distributions at an annualized rate (after fees and expenses) of 15%. This goal is merely aspirational as the Fund is not a managed distribution fund that will meet a distribution target regardless of Fund returns. The Fund’s distribution policy is not guaranteed to generate distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss. There is no guarantee that the adviser will be successful in its attempt to have the Fund’s distribution payments meet the target without some return of capital.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. The Fund differs from other funds that utilize a defined outcome investment strategy. The Fund does not provide a barrier against losses that serves to provide for a maximum amount of potential losses. As a result, an investor can lose its entire investment prior to consideration of any distribution payments.

Interest Income Strategy

The Fund invests primarily in interest income producing U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury and fixed income ETFs that invest primarily in U.S. Government securities. The Fund targets an average securities portfolio duration of two years or less but does not restrict individual security maturity. Duration is a measure of the price sensitivity of a debt instrument when interest rates change. For example, if a note has a duration of 1 year, a 1% rise in rates would result in a 1% decline in price. The adviser selects securities to maximize portfolio yield within the current duration target and the adviser sells securities primarily to adjust portfolio duration.

Income Generating Option Spread Strategy

To generate additional income, the Fund employs an option spread writing strategy on equity ETFs and equity indexes that are representative of major equity market sectors: (i) large capitalization stocks, (ii) domestic and international nonfinancial stocks, and (iii) small capitalization stocks. Written options are partially hedged because the Fund owns a partially offsetting option to reduce a portion of the Fund’s risk. The adviser selects equity indexes and equity ETFs holding stocks of any market capitalization. The Adviser focuses on indexes that are representative of major equity market sectors described above and index-based domestically-traded ETFs linked to those indexes. The Fund’s Adviser anticipates focusing on using three ETFs that are representative of major equity market sectors, large capitalization stocks, domestic and international nonfinancial stocks, and small capitalization stocks as represented by: (1) SPDR® S&P 500® ETF Trust (“SPY”), (2) Invesco QQQ Trust℠, Series 1 (“QQQ”), and (3) iShares® Russell 2000 ETF (“IWM”), respectively. However, with notice to shareholders, other major equity market sectors, as represented by indexes or ETFs may be used if they offer higher returns.

Option spread writing is intended to generate income for the Fund by capturing written put option premiums that are larger than the cost of purchasing a partially offsetting put option. In a put option spread, the Fund writes an at-the-money or out-of-the-money (below current market price) put option while also purchasing a further out-of-the-money put option. For example, in general conceptual terms, if the Fund received $7 for writing a one-year put option with a strike price of $100 when the reference asset was at $100; while simultaneously investing $5 in one-year put option with a strike price of $95, it would have a potential income gain of $2 if both options expired worthless. The $2 gain is the difference between the premium received and premium spent. In this example, the options will expire worthless if the reference asset is at $100 or higher at the end of one year. However, if the reference assets price is lower than $100 at the end of one year the Fund may suffer losses and generate no income. Specifically, if the reference asset price at the end of one year was $95 or lower the Fund would suffer a net loss of $3 ($5 net loss on the combination of the written option and the purchased option that is partially offset by the net $2 premium received).

The Adviser executes the option strategy primarily through over-the-counter options, swap contracts and forward contracts, but may also use listed options. Swaps and forwards are used to produce option-like outcomes when they are more economically efficient than options. The adviser uses a proprietary selection process that focuses on (i) allocation among option sub-strategies that are, in total, expected to produce at least 15% annual returns; and (ii) option strike prices and maturities consistent with the 15% return goal. The Adviser focuses the Fund’s portfolio on options with a one-year maturity. However, because the size of the Fund, index price levels, and ETF prices will change over time, the Fund’s option portfolio will have multiple maturities and strike prices. The adviser replaces maturing options and may adjust positions following a large (over 10%) price swing in an option’s reference asset price. The adviser has no set rebalancing or resetting cycle for the Fund’s portfolio but will make an adjustment to produce higher expected returns.

The following describes the spread option strategies employed, whether directly through options or through options imbedded in a swap contract or forward contract. The Fund anticipates investing primarily under the “Worst of Three” Barrier Put Spread Sub-Strategy described below, but will increase allocations to the Barrier Put Spread Sub-Strategy and General Put Spread Sub-Strategy to attempt to achieve the 15% return goal, if the Worst of Three Barrier Put Spread Sub-Strategy is insufficient to reach this goal. The adviser may not be successful in implementing any of the spread strategies.

Barrier Put Spread Sub-Strategy

In a barrier put spread strategy the Fund seeks to provide an investment “barrier” – an investment strategy whereby a payoff depends upon whether a reference asset has breached a predetermined performance level (e.g. 25% loss). However, barriers will likely range from 10% to 30%. For an outcome period for a particular spread, the Fund establishes a barrier against losses that is based upon the performance of a reference asset over the duration of the outcome period. The Fund is not expected to experience losses, on a specific barrier spread, over the course of an outcome period if the market value of the reference asset decreases by the barrier amount (e.g. 25%) or less. Barrier option spreads do not provide a portfolio-wide level of downside protection. If at the conclusion of an outcome period, the reference asset losses have breached the barrier, the Fund will experience losses. Generally, losses will be to the full extent of the reference asset on a one-to-one basis. The adviser may not be successful in implementing a barrier spread strategy.

The Barrier. Fund shareholders are subject to all of the losses experienced by the reference asset, such as an index or index-representative ETF (“RA”); however, for a specific barrier put spread, the Fund provides a barrier such that investors will only experience losses if the RA experiences losses that exceed the barrier at the end of a selected outcome period. For example, a specific barrier might be set at a level such that investors are not expected to experience losses against the first 25% of RA losses over the course of a selected outcome period, to the extent RA decreases in value by 25% or less. Barrier option spreads do not provide a portfolio-wide level of downside protection. The barrier is provided irrespective of the Fund’s annual management fee, transaction fees and any extraordinary expenses incurred by the Fund, however any losses that an investor experiences in relation to the barrier will be reduced by the Fund’s annual management of 0.75% and further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Fund’s barrier strategy, for a specific barrier put spread, is designed to produce outcomes upon the expiration of its barrier-related options investments on the last day of a selected outcome period and it therefore should not be expected that the barrier will be provided at any point prior to the last day of a selected outcome period. There is theoretically no limit on losses the Fund could experience, and an investor may lose all of its investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The structure of the Fund’s barrier-related options is such that, for a specific barrier put spread, if at the conclusion of a selected outcome period, RA losses have breached the barrier, the Fund will begin to experience losses starting at the barrier. The Fund will experience one of two loss profiles: “Initial Breach Losses” or “Full Breach Losses”. As further described below, for a specific barrier put spread, the operation of the Fund’s barrier-related options is such that, at the end of a selected outcome period, if RA losses measured over a outcome period exceed the barrier (in this example, 25%) but are less than 26%, the Fund will experience, prior to the payment of any distributions, accelerated losses from 0% to 26%. If, for a specific barrier put spread, at the end of a selected outcome period, RA losses measured over an outcome period exceed 26%, the Fund will experience, prior to the payment of any distributions, one-to-one losses of the RA.

●	Initial Breach Losses. For a specific barrier put spread, Initial Breach Losses occur when RA has exceeded the barrier, but by an amount less than or equal to 26%. Initial Breach Losses occur as a result of the combination of the Fund’s put option spreads as well as a sold put option contract. Specifically, in this example the Fund invests in a package of 25 put option spreads that provide losses of up to 1% for each spread while simultaneously selling a put option that provides one-to-one downside exposure starting at -25% of RA. If, for a specific barrier put spread, RA losses exceed the barrier, but by an amount less than or equal to 27%, the Fund will experience the below losses over an outcome period:

Example Outcome Period Initial and Full Breach Losses Profile

SPY Losses	Put Spread Losses	Put Losses	Contribution to Fund Performance
-25.00%	0.00%	0.00%	0.00%
-25.25%	-6.25%	-0.25%	-6.50%
-25.50%	-12.50%	-0.50%	-13.00%
-25.75%	-18.75%	-0.75%	-19.50%
-26.00%	-25.00%	-1.00%	-26.00%
-27.00%	-25.00%	-2.00%	-27.00%

●	Full Breach Losses. For a specific barrier put spread, Full Breach Losses occur after RA losses are equal to or exceed 26%. Full Breach Losses, for a specific barrier put spread, are a result of the Fund’s barrier-related options and expose the Fund to the extent of RA losses on a one-to-one basis over the course of a selected outcome period. As shown in the table above, for a specific barrier put spread, if RA’s loss has exceeded 26%, the Fund’s put spread options will produce a loss of 25% and the Fund’s naked put option will produce the remaining loss such that losses, in combination, will equal the losses of RA. There is no limit on losses the Fund can experience, and an investor may lose nearly its entire investment.

“Worst of Three” Barrier Put Spread Sub-Strategy

This sub-strategy is the focus of the Fund’s option writing strategy. A “worst of” barrier put spread strategy is designed to produce the same return outcome profile as a barrier strategy, but rather than use a single reference asset, three reference assets are used. This type of option that binds up three reference assets is complex and is sometimes referred to as a compound option (i.e. an option on more than one reference asset). The adviser expects to execute this aspect of the strategy through an over-the-counter option or as embedded in a swap. However, “worst of” barrier option spreads do not provide a portfolio-wide level of downside protection. Here, on a specific “worst of” barrier spread, the predetermined performance level (e.g. 25%) is measured against the worst performing of the reference assets over an outcome period. However, barriers will likely range from 10% to 30%. The adviser may not be successful in implementing a “worst of” barrier spread strategy.

General Put Spread Sub-Strategy

When the adviser believes non-barrier option writing is compelling, it may employ other put spread strategies. In a put option spread, the Fund writes an at-the-money or out-of-the-money (below current market price) put option while also purchasing a further out-of-the-money put option. However, option spreads do not provide a portfolio-wide level of downside protection. The adviser may not be successful in implementing a general spread strategy.

Generally, the Adviser writes options (whether direct or through options imbedded in a swap contract or forward contract) that it expects to expire worthless. Additionally, while the Adviser expects options to be held to expiration, it may adjust positions following a large (over 10%) price swing in an option’s reference asset price.

A put option gives the owner the right, but not the obligation, to sell a reference asset at a specified price (strike price) within, or at the end of, a specific time period. An at-the-money put option has a strike price equal to the current price of the reference asset. An out-of-the-money put option has a strike price below the current price of the reference asset. By selling put options in return for the receipt of premiums (the purchase price of an option), the adviser attempts to increase Fund income as the passage of time decreases the value of the written options. For example, if a written option expires worthless, the entire premium received is income to the Fund. While derivative-based gains are considered capital gains under GAAP (generally accepted accounting principles) they are commonly described as income by securities market participants. The Fund has adopted the market convention of describing option premium as income. The option writing strategy is a form of leveraged investing. The adviser primarily considers options, swaps and forwards with up to two years to maturity. However, the adviser anticipates concentrating on options (whether direct or imbedded in a swap or forward) with shorter maturities because the option value erodes faster than with long-term options. For example, the option premium received by the Fund for writing a sequence of one-year options would be larger than the option premium received by the Fund for writing a single two-year option.

When writing options or entering into swap and forward contracts, the Fund is required to post collateral to assure its performance to the counterparty. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds (including affiliated money market ETFs); (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

Simplify Treasury Option Income ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Fund is an actively managed exchange-traded fund (“ETF”). The Fund has adopted a non-fundamental policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury securities and ETFs that invest at least 80% of their assets in U.S. Treasury securities. The Adviser seeks to fulfill the Fund’s investment objective by using two income strategies: (1) an interest income strategy and (2) an income generating option strategy. The Fund’s investment strategy seeks to produce income that is reflective of current short term interest rates without large swings in the Fund’s net asset value per share. However, the Fund is not a money market fund and is not intended to have an unchanging net asset value per share.

Interest Income Strategy

The Fund invests primarily in interest income producing U.S. Treasury securities such as bills, notes, and bonds, and U.S. Treasury Inflation-Protected Securities (“TIPS”) and fixed income ETFs that invest primarily in U.S. Treasuries. TIPS are securities whose principal amount increases with inflation, as measured by the Consumer Price Index and are designed to protect investors from inflation risk. The Fund targets an average securities portfolio duration of one year or less but does not restrict individual security maturity. Duration is a measure of the price sensitivity of a debt instrument when interest rates change. For example, if a note has a duration of 1 year, a 1% rise in rates would result in a 1% decline in price. The Adviser selects securities to maximize portfolio yield within the current duration target and the Adviser sells securities primarily to adjust portfolio duration.

Income Generating Option Strategy

To generate additional income, the Fund employs an exchange-traded and over-the-counter (“OTC”) option spread writing strategy on equity, fixed income, volatility, commodity, and currency ETFs and exchange traded products (“ETPs”). The Adviser focuses on index-based domestically-traded ETFs, for example, such as those linked to the Bloomberg US Aggregate Bond Index. The Adviser selects fixed income ETFs holding securities of any maturity or credit quality. A call option gives the owner the right, but not the obligation, to buy an ETF at a specified price (strike price) within a specific time period. A put option gives the owner the right, but not the obligation, to sell an ETF at a specified price (strike price) within a specific time period. By selling put and call options in return for the receipt of premiums (the purchase price of an option), the Adviser attempts to increase Fund income as the passage of time decreases the value of the written options. Gains from written option premiums are capital gains, but commonly referred to as income. The option writing strategy is a form of leveraged investing. The Adviser focuses on writing short-term options with less than one-month to maturity because their value erodes faster than long-term options.

Call Spread Sub-Strategy

When the Adviser believes an ETF’s price will decrease, remain unchanged, or only increase slightly it employs a call spread strategy. In a call option spread, the Fund sells (writes) an out of the money (above current market price) call option while also purchasing a further out of the money call option.

Put Spread Sub-Strategy

When the Adviser believes an ETF’s price will increase, remain unchanged, or only decrease slightly it employs a put spread strategy. In a put option spread, the Fund sells (writes) an out of the money (below current market price) put option while also purchasing a further out of the money put option.

The Adviser expects the written options to expire worthless, but purchases lower-cost further out of the money options to insulate the Fund from large losses if the written options increase in value. The Adviser expects options to be held to expiration, but may adjust positions following a large (over 10%) price swing in an option’s reference ETF.

When writing options, the Fund is required to post collateral to assure its performance to the option buyer. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds (including affiliated money market ETFs); (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

Simplify US Equity Plus Bitcoin Strategy ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Fund has adopted a non-fundamental policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies, exchange-traded products with direct exposure to Bitcoin (“Bitcoin ETPs), and exchange-traded funds with indirect exposure to Bitcoin primarily through Bitcoin futures, options, swaps, or other derivative instruments (“Bitcoin ETFs”). The Adviser may invest in affiliated money market ETFs to manage liquidity or to pledge as collateral for derivatives.

US Equity Strategy

The Fund invests in equity securities of U.S. companies through (i) exchange-traded futures contracts, (ii) equity securities of U.S. companies, and (iii) ETFs that primarily invest in the equity securities of U.S. companies. The Fund defines equity securities as common stock, preferred stock, or futures on common or preferred stock. The Fund defines U.S. companies as those organized in the U.S.; having a class of securities whose principal securities market is in the U.S.; or derives 50% or more of its total revenues or earnings from goods produced, sales made, or services provided in the U.S., or maintains 50% or more of its employees, assets, investments, operations, or other business activity in the U.S. The Fund invests in companies without restriction as to capitalization.

The Adviser believes that, based upon its historical research, a base allocation to equities will make a significant contribution to long-term capital appreciation, while providing dividend income to help offset Fund operating expenses. The Adviser evaluates expected return, expenses, management, and leveraging effects when initially choosing between specific stocks, ETFs, and futures and evaluates allocations among these instruments on an ongoing basis to determine whether any adjustments to the allocations would provide better expected returns. The Adviser does not frequently trade US equities but seeks to maintain consistent exposure to the US equity market.

Bitcoin Strategy

The Fund targets a 10% of total assets allocation to Bitcoin ETPs and Bitcoin ETFs. The Fund generally rebalances this allocation quarterly, but will rebalance more frequently to ensure the allocation does not exceed 25% of its total assets. Bitcoin ETPs are investment vehicles that track the price of Bitcoin by directly holding actual Bitcoin (called “spot”) as their underlying asset while Bitcoin ETFs primarily invest in derivatives linked to Bitcoin to gain exposure to Bitcoin. The Bitcoin ETPs and Bitcoin ETFs trade on a U.S.-regulated securities exchange. Unlike Bitcoin ETFs, Bitcoin ETPs are not registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). The Adviser selects specific Bitcoin ETPs and Bitcoin ETFs (including affiliated Bitcoin ETFs) that it believes offer sufficient liquidity and relatively low expenses.

Description of Bitcoin and Bitcoin Blockchain

Bitcoin is a digital asset that operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange (although it is not widely used in this manner at present) utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning Bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity.

The Bitcoin blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all Bitcoin transactions. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, become extremely difficult to reverse and tamper with. The integrity, transparency, and security of the transactional data are maintained autonomously within the Bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Fund will not invest directly in Bitcoin, Bitcoin futures, or other crypto assets. The Fund is not expected to track the price movements of crypto assets.

Simplify US Equity PLUS Convexity ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Adviser seeks to achieve the Fund’s investment objective by investing primarily in equity securities of U.S. companies and applying a convexity option overlay strategy to the equity investments.

U.S. Equity Strategy

The Fund has adopted a non-fundamental policy that, under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies, primarily by purchasing exchange-traded funds (“ETFs”). The Adviser does not frequently trade U.S. equities but seeks to maintain consistent exposure to the U.S. equity market.

Convexity Option Overlay Strategy

Up to twenty percent of the Fund’s net assets will be subject to the Fund’s convexity option overlay. The option overlay strategy includes purchasing exchange-traded and over-the-counter (“OTC”) put and call options on the S&P 500 Index or an S&P 500 Index ETF. When the Fund purchases a call option, the Fund has the right, but not the obligation, to buy a stock or other asset at a specified price (strike price) within a specific time period. When the Fund purchases a put option, the Fund has the right, but not the obligation, to sell a stock or other asset at a specified price (strike price) within a specific time period.

The option overlay is a strategic, persistent exposure meant to hedge against market moves and to add convexity to the Fund. If the market goes up, the Fund’s returns may outperform the market because the Adviser will sell or exercise the call options. If the market goes down, the Fund’s returns may fall less than the market because the Adviser will sell or exercise the put options. The Adviser selects options based upon its evaluation of relative value based on cost, strike price (price that the option can be bought or sold by the option holder) and maturity (the last date the option contract is valid) and will exercise or close the options based on maturity or portfolio rebalancing requirements. The Fund anticipates purchasing and selling options on a monthly, quarterly, and annual basis, depending upon the Fund’s rebalancing requirements and the individual option expiration dates. However, the Fund may rebalance its option portfolio on a more frequent basis for a number of reasons such as market volatility renders the protection provided by the option strategy ineffective or an option position has appreciated to the point that it is prudent to decrease the Fund’s exposure and realize gains for the Fund’s shareholders. While the option overlay is intended to improve the Fund’s performance, there is no guarantee that it will do so.

If the Adviser determines that purchasing options is not a cost-effective way to implement the overlay strategy, it may employ options spreads. For example, in a call option spread intended to acquire convexity, the Fund purchases a call option while writing a call option that is further out of the money to partially offset the cost of the purchased option. To generate additional income, the Fund employs an exchange traded and over-the-counter (“OTC”) option spread writing strategy on equity, fixed income, volatility, commodity, and currency ETFs and exchange traded products (“ETPs”). In these income-seeking option spreads, the Fund writes a call or put option while purchasing a call or put option that is further out of the money to partially offset the risk of the cost of the written option.

“Convexity” in the Fund’s name is a reference to the mathematical term convexity. The Fund’s returns are intended to possess convexity because the relationship between the Fund’s returns and market returns is not designed to be linear. That is, if market returns go up and down in a linear fashion, the Fund’s returns are expected to rise faster than the market in positive markets; while declining less than the market in negative markets. The value of the Fund’s call options is expected to rise in proportion to the rise in value of the underlying assets, but the amount by which the Fund’s options increase or decrease in value depends on how far the market has moved from the time the options position was initiated. The value of the Fund’s call options may rise faster than the market if the Adviser successfully selects options that appreciate in value. Otherwise stated, the term “convexity” in the Fund’s name refers to the intended non-linear nature between the Fund’s and the market returns; it does not refer to the concept of “bond convexity,” which is a measure of the non-linear relationship between bond duration and changes in interest rates.

The Adviser may invest in affiliated money market ETFs to manage liquidity or to pledge as collateral for derivatives.

Simplify US Equity PLUS Downside Convexity ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Adviser seeks to achieve the Fund’s investment objective by investing primarily in equity securities of U.S. companies and applying a downside convexity option overlay strategy to the equity investments.

U.S. Equity Strategy

The Fund has adopted a non-fundamental policy that, under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies, primarily by purchasing exchange-traded funds (“ETFs”). The Adviser does not frequently trade U.S. equities but seeks to maintain consistent exposure to the U.S. equity market.

Downside Convexity Option Overlay Strategy

Up to twenty percent of the Fund’s net assets will be subject to the Fund’s downside convexity option overlay. The downside convexity option overlay strategy includes purchasing exchange-traded and over-the-counter (“OTC”) put options on the S&P 500 Index or an S&P 500 Index ETF. When the Fund purchases a put option, the Fund has the right, but not the obligation, to sell a stock or other asset at a specified price (strike price) within a specific time period.

The downside convexity option overlay is a strategic, persistent exposure meant to hedge against market moves and is intended to add convexity to the Fund. If the market goes down, the Fund’s returns may fall less than the market because the Adviser will sell or exercise the put options. The Adviser selects options based upon its evaluation of relative value based on cost, strike price (price that the option can be bought or sold by the option holder) and maturity (the last date the option contract is valid) and will exercise or close the options based on maturity or portfolio rebalancing requirements. The Fund anticipates purchasing and selling options on a monthly, quarterly, and annual basis, depending upon the Fund’s rebalancing requirements and the individual option expiration dates. However, the Fund may rebalance its option portfolio on a more frequent basis for a number of reasons such as market volatility renders the protection provided by the option strategy ineffective or an option position has appreciated to the point that it is prudent to decrease the Fund’s exposure and realize gains for the Fund’s shareholders. While the downside convexity option overlay is intended to protect the Fund from losses, there is no guarantee that it will be able to protect the Fund from losses.

If the Adviser determines that purchasing put options is not a cost-effective way to implement the overlay strategy, it may employ option spreads. In a put option spread intended to acquire convexity, the Fund purchases a put option while writing a put option that is further out of the money to partially offset the cost of the purchased option. To generate additional income, the Fund employs an exchange-traded and over-the-counter (“OTC”) option spread writing strategy on equity, fixed income, volatility, commodity, and currency ETFs and exchange traded products (“ETPs”). In these income-seeking option spreads, the Fund writes a call or put option while purchasing a call or put option that is further out of the money to partially offset the risk of the cost of the written option.

“Convexity” in the Fund’s name is a reference to the mathematical term convexity. The Fund’s losses, if any, are anticipated to show convexity because the relationship between the Fund’s and market declines is not designed to be linear. That is, if markets decline in a linear fashion, the Fund’s returns are expected to decline slower than the market. Otherwise stated, the term “convexity” in the Fund’s name refers to the intended non-linear nature between the Fund’s and the market returns; it does not refer to the concept of “bond convexity,” which is a measure of the non-linear relationship between bond duration and changes in interest rates.

The Adviser may invest in affiliated money market ETFs to manage liquidity or to pledge as collateral for derivatives.

Simplify US Equity PLUS Upside Convexity ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Adviser seeks to achieve the Fund’s investment objective by investing primarily in equity securities of U.S. companies and applying an upside convexity option overlay strategy to the equity investments.

U.S. Equity Strategy

The Fund has adopted a non-fundamental policy that, under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies, primarily by purchasing exchange-traded funds (“ETFs”). The Adviser does not frequently trade U.S. equities but seeks to maintain consistent exposure to the U.S. equity market.

Upside Convexity Option Overlay Strategy

Up to twenty percent of the Fund’s assets will be subject to the Fund’s upside convexity option overlay. The upside convexity option overlay strategy includes purchasing exchange-traded and over-the-counter (“OTC”) call options on the S&P 500 Index or an S&P 500 Index ETF. When the Fund purchases a call option, the Fund has the right, but not the obligation, to buy a stock or other asset at a specified price (strike price) within a specific time period. The Fund decides whether to purchase put or call options based on a number of factors such as strike prices and expiration date.

The upside convexity option overlay strategy is a strategic, persistent exposure meant to hedge against market moves and is intended to add convexity to the Fund. If the market goes up, the Fund’s returns may outperform the market because the Adviser will sell or exercise the call options. The Adviser selects options based upon its evaluation of relative value based on cost, strike price (price that the option can be bought or sold by the option holder) and maturity (the last date the option contract is valid) and will exercise or close the options based on maturity or portfolio rebalancing requirements. The Fund anticipates purchasing and selling options on a monthly, quarterly, and annual basis, depending upon the Fund’s rebalancing requirements and the individual option expiration dates. However, the Fund may rebalance its option portfolio on a more frequent basis for a number of reasons such as market volatility renders the protection provided by the option strategy ineffective or an option position has appreciated to the point that it is prudent to decrease the Fund’s exposure and realize gains for the Fund’s shareholders. While the upside convexity option overlay is intended to improve the Fund’s performance, there is no guarantee that it will improve performance.

If the Adviser determines that purchasing options is not a cost-effective way to implement the overlay strategy, it may employ options spreads. In a call option spread intended to acquire convexity, the Fund purchases a call option while writing a call option that is further out of the money to partially offset the cost of the purchased option. To generate additional income, the Fund employs an exchange-traded and over-the-counter (“OTC”) option spread writing strategy on equity, fixed income, volatility, commodity, and currency ETFs and exchange traded products (“ETPs”). In these income-seeking option spreads, the Fund writes a call or put option while purchasing a call or put option that is further out of the money to partially offset the risk of the cost of the written option.

“Convexity” in the Fund’s name is a reference to the mathematical term convexity. The Fund’s returns are anticipated to show convexity because the relationship between the Fund’s returns and market returns is not designed to be linear. That is, if market returns go up in a linear fashion, the Fund’s returns are expected to rise faster than the market. The value of the Fund’s call options is expected to rise in proportion to the rise in value of the underlying assets, but the amount by which the Fund’s options increase or decrease in value depends on how far the market has moved from the time the options position was initiated. The value of the Fund’s call options may rise faster than the market if the Adviser successfully selects options that appreciate in value. Otherwise stated, the term “convexity” in the Fund’s name refers to the intended non-linear nature between the Fund’s and the market returns; it does not refer to the concept of “bond convexity,” which is a measure of the non-linear relationship between bond duration and changes in interest rates.

The Adviser may invest in affiliated money market ETFs to manage liquidity or to pledge as collateral for derivatives.

Simplify Volatility Premium ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Fund is an actively managed exchange-traded fund (“ETF”) that seeks daily investment results, before fees and expenses, that correspond to approximately one-fifth to three-tenths the inverse (-0.2x to -0.3x) of the performance of a short-term volatility futures index (the “Index”) for a single day, not for any other period. In pursuing its investment objective, the Fund primarily purchases or sells futures contracts, call options, and put options on VIX futures. The Fund may also pursue its objective by investing in other ETFs, including affiliated ETFs. The Fund holds cash, cash-like instruments or high-quality fixed income securities (collectively, “Collateral”). The Collateral may consist of income-producing (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds (including affiliated money market ETFs); (3) fixed income ETFs; (4) collateralized repurchase agreements; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Fund seeks to engage in reverse repurchase agreements and use the proceeds for investment purposes. Reverse repurchase agreements are contracts in which a seller of securities, for example, U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price. Reverse repurchase agreements are primarily used by the Fund as an indirect means of borrowing. The Fund also applies an option overlay strategy in seeking to mitigate against extreme volatility.

Option Overlay Strategy

Up to twenty percent of the Fund’s net assets will be subject to the Fund’s option overlay to mitigate against extreme volatility. Volatility is when a security experiences periods of unpredictable, and sometimes sharp, price movements. The option overlay strategy consists of purchasing exchange-traded and over-the-counter (“OTC”) put and call options on the Index or Index-linked exchange traded products. When the Fund purchases a call option, the Fund has the right, but not the obligation, to buy a stock or other asset at a specified price (strike price) within a specific time period. When the Fund purchases a put option, the Fund has the right, but not the obligation, to sell a stock or other asset at a specified price (strike price) within a specific time period.

The option overlay is a strategic, persistent exposure meant to hedge against market moves and to add convexity to the Fund. If the market goes up, the Fund’s returns may outperform the market because the Adviser will sell or exercise the call options. If the market goes down, the Fund’s returns may fall less than the market because the Adviser will sell or exercise the put options. The Adviser selects options based upon its evaluation of relative value based on cost, strike price (price that the option can be bought or sold by the option holder) and maturity (the last date the option contract is valid) and will exercise or close the options based on maturity or portfolio rebalancing requirements. The Fund anticipates purchasing and selling options on a monthly, quarterly, and annual basis, depending upon the Fund’s rebalancing requirements and the individual option expiration dates. However, the Fund may rebalance its option portfolio on a more frequent basis for a number of reasons such as if market volatility renders the protection provided by the option strategy ineffective or an option position has appreciated to the point that it is prudent to decrease the Fund’s exposure and realize gains for the Fund’s shareholders. While the option overlay is intended to improve the Fund’s performance, there is no guarantee that it will do so.

The Fund’s returns are intended to possess convexity because the relationship between the Fund’s returns and market returns is not designed to be linear. That is, if market returns go up and down in a linear fashion, the Fund’s returns are expected to rise faster than the market in positive markets; while declining less than the market in negative markets. The value of the Fund’s call options is expected to rise in proportion to the rise in value of the underlying assets, but the amount by which the Fund’s options increase or decrease in value depends on how far the market has moved from the time the options position was initiated. The value of the Fund’s call options is expected to rise faster than the market if the Adviser successfully selects options that appreciate in value. The value of the Fund’s put options are expected to decrease in proportion to the decrease in the value of the underlying assets, but the amount by which the Fund’s put options decrease in value depends on how far the market has moved since from the time the position was initiated.

The return of the Fund for a period longer than a single day is the result of its return for each day compounded over the period and usually will differ in amount and possibly even direction from the Fund’s stated multiple times the return of the Index for the same period. These differences can be significant. Daily compounding of the investment return of the Fund can dramatically and adversely affect its longer-term performance, especially during periods of high volatility. Volatility has a negative impact on the Fund’s performance and the volatility of the Index may be at least as important to the returns of the Fund as the return of the Index. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The NAV calculation time for the Fund typically is 4:00 p.m. (Eastern Time).

The Index is a non-investable index that measures the implied volatility of the S&P 500. For these purposes, “implied volatility” is a measure of the expected volatility (i.e., the rate and magnitude of variations in performance) of the S&P 500 over the next 30 days. The Index does not represent the actual volatility of the S&P 500. The Index is calculated based on the prices of a constantly changing portfolio of S&P 500 put and call options.

The Fund may engage in daily rebalancing to position its portfolio so that its exposure to the Index is consistent with its daily investment objective (-0.2x to -0.3x). The impact of changes to the value of the Index each day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the level of the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, inverse exposure may need to be decreased. Conversely, if the level of the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, inverse exposure may need to be increased. The time and manner in which the Fund rebalances its portfolio may vary from day to day depending upon market conditions and other circumstances at the discretion of the Adviser.

The Fund invests in certain futures markets (such as VIX futures) indirectly by investing up to 25% of its total assets (measured at the time of investment) in a wholly-owned and controlled subsidiary. These investments are designed to enhance the ability of the Fund to obtain exposure to the futures market consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The returns from the investments in the Fund’s subsidiary are income to the Fund and the shareholders. Unlike the Fund, the Subsidiary may invest without limitation indirectly in certain futures-linked derivatives investments, however, the Subsidiary will comply with the same Investment Company Act of 1940 asset coverage requirements, when viewed on a consolidated basis with the Fund, with respect to its investments in derivatives.

Simplify Gamma Emerging Market Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing primarily in bonds issued by, or tied economically to, issuers in emerging markets, denominated in USD or local currency.

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities of issuers in emerging markets. Debt securities include bonds issued by governments, their agencies or instrumentalities, multilateral organizations such as World Bank (as defined below), and corporations. It is expected that the emerging markets in which the Fund will invest will include, among others, Latin America and the Caribbean. The Fund considers an emerging market country to include any country that is (1) generally recognized to be an emerging market country by International Bank for Reconstruction and Development (commonly known as “the World Bank”); (2) classified by the United Nations as a developing country; or (3) included in the MSCI Emerging Markets Index. The Fund’s sub-adviser determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: (1) the issuer’s primary trading market is in an emerging market; (2) the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in emerging markets; and (3) the investment is included in the MSCI Markets Index or the JP Morgan Emerging Market Bond Index. The Fund also may invest in non-emerging market debt securities. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of derivatives, including futures, but has the ability to invest in bonds denominated in a local currency on an unhedged basis.

The Fund may invest in high yield securities, also known as junk bonds. The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group, or, if unrated, determined by the adviser to be of similar credit quality.

The sub-adviser takes an opportunistic, tactical approach in selecting investments for the Fund. The Fund’s investments are not limited to securities of a particular maturity range, duration or credit rating. The sub-adviser applies a top-down macroeconomic analysis in selecting potential emerging market countries and a bottom-up analysis on specific corporate issuers.

The Fund also may invest up to 20% of its portfolio in derivatives such as emerging market credit default swaps (CDS), indices of CDS (CDX) and single-name CDS; foreign exchange (FX) instruments such as foreign currency forward contracts, foreign currency swaps and foreign currency futures contracts. In a CDS, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its debt obligation or an index of debt obligations. CDX are designed to track a representative segment of the CDS market (in this case, emerging markets) and provide exposure to specific “baskets” of issuers of debt instruments. CDX can provide the same investment exposure as entering into an individual CDS except with more diversification. Investments in CDS, CDX and FX instruments may be made for hedging, investment and other portfolio management purposes. FX instruments will be utilized for exposure to emerging market countries’ currencies, either long or short.

The Fund expects to use these instruments to enhance portfolio flexibility and help achieve its investment objective of income and capital appreciation. Specifically, CDS and CDX may be used to gain or hedge exposure to the creditworthiness of emerging market issuers, while FX instruments may be used to hedge currency risk or express views on emerging market currencies.

When using certain derivatives, the Fund is required to post collateral to assure its performance to the counterparty. The Fund will hold cash and cash-like instruments (including affiliated money market ETFs) or high-quality short term fixed income securities. The Fund may also invest in reverse repurchase agreements and use the proceeds for investment purposes. Reverse repurchase agreements are contracts in which a seller of securities, for example, U.S. government securities, agrees to buy the securities back at a specified time and price. Reverse repurchase agreements are primarily used by the Fund as an indirect means of borrowing. When the Fund earns more on its additional investments than the interest cost related to the reverse repurchase agreement, it generates additional income.

The Fund’s 80% policy may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

Simplify Commodities Strategy No K-1 ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Adviser seeks to achieve the Fund’s investment objective by investing in commodity futures contracts. The futures adviser, Altis Partners (Jersey) Limited (the “Futures Adviser”), advises the Adviser with respect to futures contracts; however, the Adviser ultimately decides on the selection and execution of the contracts.

Under normal market conditions, the Fund invests in a portfolio of futures contracts on commodities and commodity indices that the Futures Adviser believes will provide exposure across commodities markets (collectively, “Futures Contracts”). The Fund attempts to capture the economic benefit derived from rising trends based on the price changes of the Futures Contracts. Each month, each Futures Contract is generally positioned long if the Futures Contract is experiencing a positive price trend. The Fund may take short positions if the Futures Contract is experiencing a negative price trend. However, the Fund expects its Futures Contract portfolio to have a net long bias in most market environments.

Price trends and the determination whether to take a long or short position are based on the expected returns of each Futures Contract, derived from the Futures Adviser’s models that use valuation (price changes relative to economic indicators such as inflation) and momentum signals (prices trending higher or lower over various look back periods). In addition to return, the Futures Adviser considers the risk of each Futures Contract and the correlation between Futures Contracts. The Fund will also hold short-term U.S. Treasury securities or other high credit quality, short-term fixed-income or similar securities (such as shares of money market funds, including affiliated money market ETFs, and collateralized repurchase agreements) for direct investment or as collateral for Futures Contracts.

Unlike a typical commodity pool that is taxed as a partnership and provides each partner with a Schedule K-1 annually, the Fund provides shareholders with a Form 1099 but no Schedule K-1. To deliver 1099s consistent with applicable tax law, the Fund intends to invest in an underlying subsidiary, as discussed below.

Typically, the Fund will not invest directly in commodity Futures Contracts. The Fund expects to gain exposure to these investments by investing up to 25% of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Simplify Asset Management Inc., which obtains research support from the Futures Adviser. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets in accordance with applicable rules and regulations.

Simplify Managed Futures Strategy ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The futures adviser, Altis Partners (Jersey) Limited (the “Futures Adviser”), advises the Adviser with respect to futures contracts; however, the Adviser ultimately decides on the selection and execution of the contracts.

Under normal market conditions, the Fund invests in a portfolio of equity, U.S. Treasury, commodity, and foreign exchange futures contracts (collectively, “Futures Contracts”). The Fund attempts to capture the economic benefit derived from rising trends based on the price changes of these Futures Contracts. Each month, each Futures Contract will generally be positioned long if it is experiencing a positive price trend. The Fund may take short positions if the Futures contract is experiencing a negative price trend. This positioning is based on a comparison of the recent returns of each Futures Contract and the Futures Adviser’s models that analyze various inputs including measures of relative and absolute momentum signals (prices trending higher or lower over various look back periods). The Fund will also hold short-term U.S.

Treasury securities or other high credit quality, short-term fixed-income or similar securities (such as shares of money market funds, including affiliated money market ETFs, and collateralized repurchase agreements) for direct investment or as collateral for Futures Contracts. The Fund may also invest up to 100% of its assets in any short-term U.S. Treasury securities or other high credit quality, short-term fixed-income or similar securities (such as shares of money market funds and collateralized repurchase agreements). Reverse repurchase agreements are contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price. Repurchase agreements are primarily used by the Fund as an indirect means of borrowing.

Typically, the Fund will not invest directly in commodity futures contracts. The Fund expects to gain exposure to these investments by investing up to 25% of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Simplify Asset Management Inc., the Fund’s Adviser. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets in accordance with applicable rules and regulations.

Simplify Kayne Anderson Energy and Infrastructure Credit ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s investment adviser, Simplify Asset Management Inc. (the “Adviser”), collaborates with the Fund’s sub-adviser, Kayne Anderson Capital Advisors, L.P. (the “Sub-Adviser”), to seek to achieve the Fund’s investment objective. The Sub-Adviser employs an opportunistic strategy that focuses on relative value among credit instruments of energy and infrastructure companies. The Adviser may employ a hedging strategy using derivatives.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in credit instruments issued by energy companies and infrastructure companies. The Fund defines credit instruments as: (i) debt, (ii) bonds, (iii) notes, (iv) loans, (v) loan participations, (vi) credit facility commitments, (vii) preferred shares, (viii) hybrid securities, and (ix) derivatives linked to the preceding instruments. Hybrid securities are those with a conversion feature such a convertible bond that may be converted to common stock. Credit instruments maybe secured, senior, subordinated, callable, and/or convertible. The Fund defines energy companies as those deriving a majority of their revenue or profits from; or having a majority of their assets in energy-related endeavors such as the (A) production, (B) generation, (C) development, (D) transmission, (E) storage, (F) refining/processing, or (G) sale of: (i) oil, (ii) natural gas (including liquified natural gas, or LNG), (iii) natural gas liquids, (iv) refined petroleum products, (v) coal, (vi) biofuels, (vii) hydrogen, (viii) hydro power, (ix) solar power, (x) wind power, (xi) geothermal power, as well as (xii) electricity generation by other means. The Fund defines infrastructure companies as those deriving a majority of their revenue or profits from; or having a majority of their assets in infrastructure-related endeavors related to (A) transportation assets: (i) toll roads, (ii) bridges, (iii) tunnels, (iv) parking facilities, (v) railroads, (vi) rapid transit links, (vii) airports, (viii) refueling facilities, and (ix) seaports; (B) utility assets: (i) electric transmission and distribution lines, (ii) power generation facilities, (iii) gas and water distribution facilities, (iv) waste collection, (v) broadcast and wireless towers, (vi) energy infrastructure assets, and (vii) cable and satellite networks. The Fund concentrates its investments (i.e., invests more than 25% of its net assets) in the securities of issuers from the energy and infrastructure group of industries.

The Fund invests without restriction as to issuer capitalization, credit quality, country, currency, instrument maturity or duration. However, securities of emerging market issuers are not part of the Fund’s principal investment strategy. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” Fund.

Sub-Adviser’s Energy and Infrastructure Credit Strategy

The Sub-Adviser selects credit instruments, which it believes present an attractive combination of yield and potential capital appreciation among peers of the same credit quality, maturity, and issuer type. The Sub-Adviser focuses on bottom-up fundamental analysis to assess credit quality. The Sub-Adviser’s measure of credit quality is informed by: (i) interest payment coverage ratio, (ii) debt to assets ratio, (iii) debt to cash flow, (iv) free cash flow analysis and sensitivity, (v) assessment of the likelihood of default under stressed economic or sector-specific conditions, and (vi) an estimate of recovery percentage in the event of default. The Sub-Adviser sells an instrument when it believes its investment profile no longer represents relative value or to fund a more attractive investment.

Adviser’s Hedging Strategy

To manage the default risk of the Fund’s portfolio and to generate gains from changes in credit spreads on credit instruments, the Adviser may employ a hedging strategy. This strategy may use over-the-counter total return swaps, and exchange-traded and over-the-counter credit default swaps and options. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its debt obligation or an index of debt obligations. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer or group of issuers) and may also use credit default swaps to take an active long (i.e. writes credit protection) or short (i.e. buys credit protection) position with respect to the likelihood of a particular issuers or group of issuers default. Total return swaps are used to capture the interest and price performance of a debt obligation or an index of debt obligations and may be used to capture narrowing credit spreads as well as to profit from widening credit spreads. The Fund may purchase put options and put options spreads to protect against a drop in a reference asset’s price. The Fund may purchase call options and call option spreads to capture gains in the reference asset’s price typically driven by improved credit spreads.

When the Fund purchases a call option, the Fund has the right, but not the obligation, to buy an asset at a specified price (strike price) within a specific time period. When the Fund purchases a put option, the Fund has the right, but not the obligation, to sell an asset at a specified price (strike price) within a specific time period.

Call Spread Sub-Strategy

When the Adviser believes a credit instrument’s price will increase it employs a call spread strategy. In this call option spread, the Fund purchases an at-the-money or slightly out-of-the-money call option; while selling (writing) a further out-of-the-money (above current market price) call option to partially offset the cost of the purchased option.

Put Spread Sub-Strategy

When the Adviser believes a credit instrument’s price will decrease it employs a put spread strategy. In this put option spread, the Fund purchases an at-the-money or slightly out-of-the-money put option; while selling (writing) a further out-of-the-money (below current market price) put option to partially offset the cost of the purchased option. The Adviser typically hedges at least a portion of the Fund’s credit risk and opportunistically pursues additional gains from changes in credit spreads. While the use of derivatives is intended to improve the Fund’s performance, there is no guarantee that it will do so.

When using certain derivatives, the Fund is required to post collateral to assure its performance to the counterparty. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds (including affiliated money market ETFs); (iii) fixed income ETFs; and/or (iv) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

Simplify National Muni Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objectives by investing primarily in investment grade U.S. municipal bonds and applying an income generating option strategy.

Municipal Bond Strategy

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. municipal bonds. Municipal bonds are debt securities issued by states, counties, municipalities, authorities, agencies, or other subdivisions, as well as the District of Columbia and U.S. territories such as Puerto Rico, Guam and the Mariana Islands or U.S. Virgin Islands. Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments specific projects or public facilities, housing projects, industrial projects, hospitals, schools, mass transportation, stadiums, waterworks and sewer systems and highways. Although the sub-adviser will target investments across municipal securities that finance a variety of projects, from time to time, the Fund may have significant positions in municipal securities that finance projects that are similar in type, scope, or geographic area.

Municipal securities typically are classified as general or revenue obligations.

●	General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

●	Revenue Bonds. The full faith, credit and taxing power of the issuer do not secure revenue bonds. Instead, the principal security for a revenue bond generally is the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source.

The Fund will invest in municipal securities that the sub-adviser believes will provide the best balance between, on the one hand, the potential for income, and on the other hand, risk profile, within the Fund’s range of allowable investments at any given time. In selecting municipal securities for the Fund’s portfolio, the sub-adviser may acquire securities that pay fixed, floating or variable rates of interest. The sub-adviser may also sell securities on an opportunistic basis for capital appreciation or because of a decline in credit quality, change in tax characterization, or availability of securities that the sub-adviser believes offer better investment opportunities.

In selecting municipal securities for the Fund’s portfolio, the sub-adviser will consider one or more of the following factors, including, without limitation, credit and risk profile, structure, pricing, portfolio impact, duration, restructuring, and tax impact. The municipal bonds acquired for the Fund will generally be tax-exempt, although the Fund may also invest in taxable bonds. While the Fund may invest in municipal securities rated in any category by a nationally recognized rating service (or unrated securities of comparable quality), the Fund focuses on investment grade securities. Investment-grade securities are securities that receive investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest rating category) by a nationally recognized statistical rating organization or unrated securities of comparable quality. For example, securities rated AAA, AA, A or BBB (including modifiers, sub-categories or gradations) by Standard & Poor’s, would be rated in the first, second, third or fourth ratings category, respectively. Although the investments in the Fund’s municipal bond strategy portfolio are not limited to securities of a particular maturity range, and the Fund otherwise has no set duration parameters, the sub-adviser anticipates targeting a municipal bond portfolio with an average duration of ten or more years.

Additional Municipal Bond Strategy Techniques.

The Fund may also seek to increase or hedge exposure to the municipal securities markets by investing in long or short positions in municipal securities, U.S. government securities, securities of other investment companies (e.g., mutual funds, exchange-traded funds and closed-end funds), or in securities that provide related exposure, including derivative instruments such as puts, options, swaps, and repurchase agreements. The Fund may also leverage investments by using interest rate hedges or generally using different margin arrangements.

The Fund’s 80% policy may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

Income Generating Option Strategy

To generate additional income, the Fund employs an exchange traded and over-the-counter (“OTC”) option spread writing strategy on equity, fixed income, and currency indices, futures, ETFs and exchange traded products (“ETPs”). The adviser focuses on index-based domestically-traded ETFs, for example, such as those linked to the S&P 500® Index or the Bloomberg US Aggregate Bond Index. The adviser selects equity ETFs holding stocks of any market capitalization and fixed income ETFs holding securities of any maturity or credit quality. A call option gives the owner the right, but not the obligation, to buy an ETF at a specified price (strike price) within a specific time period. A put option gives the owner the right, but not the obligation, to sell an ETF at a specified price (strike price) within a specific time period. By selling put and call options in return for the receipt of premiums (the purchase price of an option), the adviser attempts to increase Fund income as the passage of time decreases the value of the written options. Gains from written option premiums are capital gains, but commonly referred to as income. The option writing strategy is a form of leveraged investing. Options may be uncovered. The adviser focuses on writing short-term options with less than one-month to maturity because their value erodes faster than long-term options.

Call Spread Sub-Strategy

When the adviser believes an ETF’s price will decrease, remain unchanged, or only increase slightly it employs a call spread strategy. In a call option spread, the Fund sells (writes) an out of the money (above current market price) call option while also purchasing a further out of the money call option.

Put Spread Sub-Strategy

When the adviser believes an ETF’s price will increase, remain unchanged, or only decrease slightly it employs a put spread strategy. In a put option spread, the Fund sells (writes) an out of the money (below current market price) put option while also purchasing a further out of the money put option.

The adviser expects the written options to expire worthless, but purchases lower-cost further out of the money options to insulate the Fund from large losses if the written options increase in value. The adviser expects options to be held to expiration, but may adjust positions following a large (over 10%) price swing in an option’s reference ETF.

When writing options, the Fund is required to post collateral to assure its performance to the option buyer. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds (including affiliated money market ETFs); (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

Simplify Opportunistic Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in fixed income securities. The Fund’s Sub-Adviser is responsible for fixed income security selection and the Adviser is responsible for the Fund’s derivatives strategy and trade execution.

Under normal circumstances, the Fund invests primarily in income producing securities, including U.S. and foreign investment grade and high yield (“junk”) corporate bonds and preferred stock, bonds issued by the U.S. Treasury, and bank loans. The Fund’s Sub-Adviser selects the fixed income securities based on fundamental, bottom-up research. The Sub-Adviser may sell an investment if the issuer’s credit quality or other fundamental characteristic declines, if the investment does not perform as expected, or to adjust the asset allocation or when it believes a different investment presents a more attractive risk return opportunity.

The Sub-Adviser targets fixed income securities with different maturities, durations, and quality requirements. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “five years” means that a security’s or portfolio’s price would be expected to decrease by approximately 5% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Maturity is the period during which its owner will receive interest payments on the investment. A bond’s quality is a reference to the grade given to a bond by a rating service that indicates its credit quality. The rating takes into consideration a bond issuer’s financial strength or its ability to pay a bond’s principal and interest in a timely fashion.

The Fund may invest up to 15% of its assets in illiquid assets such as distressed or private investments, provided that the Fund will not invest more than 10% of its assets in investments that are rated CCC or lower, or its equivalent, by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”). The Fund invests primarily in securities issued by companies in the United States, however the Fund may also invest up to 25% of its net assets in securities issued by companies in other countries. The Fund will not invest more than 10% of its assets in securities issued by companies tied economically to emerging markets countries.

The Fund may invest in derivative instruments, such as futures contracts, swap agreements, or swaptions to hedge interest rate or default risk, or to strategically adjust portfolio-level interest rate or default exposure. The Adviser uses US Treasury futures contracts when it believes they will be a more cost effective means of hedging or adjusting interest rate risk when compared to buying or selling debt securities. The Adviser uses total return swaps to gain exposure to a debt ETF, debt index or basket of debt instruments when it is not feasible or economical to achieve such exposure directly. The Adviser uses swaptions (an option to enter into a swap) when it believes this will be a more economical means of adjusting credit or interest rate risk. The Adviser uses credit default swaps to adjust default risk based on a single security or an index of securities. The Adviser may invest in affiliated money market ETFs to manage liquidity or to pledge as collateral for derivatives.

Simplify Piper Sandler US Small-Cap PLUS Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s investment adviser, Simplify Asset Management Inc. (the “Adviser”), collaborates with the Fund’s sub-adviser, Piper Sandler & Co. (the “Sub-Adviser”), to seek to achieve the Fund’s investment objective. The Sub-Adviser employs an actively managed opportunistic strategy that focuses on relative value among common stocks of small-cap issuers. The Adviser employs an income generating option strategy.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of US small-capitalization companies. The Fund defines small-capitalization companies as those, at the time of purchase, with market capitalizations no larger than the largest constituent of the Russell 2000® Index. As of December 31, 2024, the largest company capitalization in this index was $14.7 billion. The Fund defines US companies as those organized in the US; having a class of securities whose principal securities market is in the US; or deriving 50% or more of total revenues or earnings from goods produced, sales made, or services provided in the US, or maintaining 50% or more of employees, assets, investments, operations, or other business activity in the US.

Sub-Adviser’s Small-Cap Strategy

The Sub-Adviser constructs the small-cap strategy allocation of the Fund’s portfolio by applying proprietary screens to an initial universe of stocks. The Sub-Adviser begins with a universe represented by the Russell 2000® Index, then screens out stocks it considers insufficiently liquid because they represent the bottom 20% of trading volume. From this reduced universe, the Sub-Adviser then ranks stocks by expected return using a macroeconomic model (the “Macro Select Model”) and a business cycle model (the “Business Cycle Model”). The Sub-Adviser’s Macro Select Model examines the effect of broad macro-economic factors on stocks’ expected returns. These factors include consumer confidence, unemployment rate, monetary policy, interest rates, inflation, and GDP growth rates. The Sub-Adviser’s Business Cycle Model examines the effect of the current and projected phase of the US economy: expansion, peak, contraction, and trough. This screening process generates a 200-stock, equally-weighted portfolio. The Sub-Adviser reconstructs the portfolio monthly using this process.

Adviser’s Income Generating Option Strategy

To generate additional income, the Fund employs an exchange traded and over-the-counter (“OTC”) option spread writing strategy on instruments linked to equities, debt, volatility indices, commodities, and currencies with up to 20% of the Fund’s net assets (plus any borrowings for investment purposes). The equity holdings include primarily U.S. companies but may include companies from both emerging and developed foreign markets and may include companies of any market capitalization and the debt holding securities may be of any maturity or credit quality. The commodity strategies may include all types of commodities and commodity indexes. Currency strategies are those that attempt to profit from the changes in the relative value of various currencies. Volatility strategies are those that attempt to profit from the changes in the historical or implied return volatility of futures or securities indexes. Volatility is a measure of a reference asset’s historical or expected future price movements.

A call option gives the owner the right, but not the obligation, to buy an asset at a specified price (strike price) within a specific time period. A put option gives the owner the right, but not the obligation, to sell an asset at a specified price (strike price) within a specific time period. By selling put and call options in return for the receipt of premiums (the purchase price of an option), the Adviser attempts to increase Fund income as the passage of time decreases the value of the written options. While option-based gains are considered capital gains under GAAP (generally accepted accounting principles) they are commonly described as income by securities market participants. The option writing strategy is a form of leveraged investing. The Adviser focuses on writing short-term options with less than one-month to maturity because their value erodes faster than long-term options.

Call Spread Strategy

When the Adviser believes an asset’s price will decrease, remain unchanged, or only increase slightly it employs a call spread strategy. In a call option spread, the Fund writes an at-the-money or out-of-the-money (above current market price) call option while also purchasing a further out-of-the-money call option.

Put Spread Strategy

When the Adviser believes an asset’s price will increase, remain unchanged, or only decrease slightly it employs a put spread strategy. In a put option spread, the Fund writes an at-the-money or out-of-the-money (below current market price) put option while also purchasing a further out-of-the-money put option.

The Adviser expects the written options to expire worthless, but purchases lower-cost further out-of-the-money options to insulate the Fund from large losses if the written options increase in value. The Adviser expects options to be held to expiration but may adjust positions following a large (over 10%) price swing in an option’s reference asset.

When writing options, the Fund is required to post collateral to assure its performance to the option buyer. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds (including affiliated money market ETFs); (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” Fund.

Simplify Propel Opportunities ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s investment adviser Simplify Asset Management Inc. (the “Adviser”) collaborates with the Fund’s sub-adviser, Propel Bio Management, LLC (the “Sub-Adviser”), to seek to achieve the Fund’s investment objective. The Fund concentrates its investments (i.e., invests more than 25% of its net assets) in the securities of issuers in the biotechnology, pharmaceuticals, healthcare technology, and life science tools and services industries. Each of these industries are commonly categorized within the healthcare sector because they share similar economic features and regulatory constraints. The Sub-Adviser employs an actively managed opportunistic multi-asset strategy that focuses on common stock, preferred stock, convertible bonds, structured notes, corporate notes and bonds, and ETFs that primarily invest in the preceding security types. The Adviser employs a derivatives strategy to partially protect or enhance Fund returns. The Sub-Adviser is responsible for security selection and the Adviser is responsible for trade execution, regulatory oversight of the Fund and the derivatives strategy.

The Fund invests without restriction as to security currency, issuer capitalization (including micro-capitalization), or country and without restriction as to debt credit quality, maturity, structure, or issuer type. Lower quality corporate debt is commonly known as a “junk bond.” Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by Standard and Poor’s Ratings Group or lower than BBB- by Fitch Ratings, Inc. The Fund may invest in privately placed and restricted securities (including 144A bonds). The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” Fund.

Sub-Adviser’s Opportunistic Multi-Asset Strategy

The Sub-Adviser selects securities that it believes present attractive investment opportunities, which may include securities that the Sub-Adviser believes are neglected and overlooked investments and present significant opportunities for capital appreciation. The Sub-Adviser uses fundamental, bottom-up analysis to identify securities that present attractive investment opportunities, which may include securities that the Sub-Adviser determines to be undervalued or present opportunities for growth. The Sub-Adviser selects debt or equity exposure based on its estimation of expected relative returns. The Sub-Adviser sells a security when it believes it is no longer undervalued or when more attractive investments are identified.

Healthcare Sector Sub-Strategy

The Sub-Adviser employs individuals who possess significant scientific, technical, operational, regulatory and commercial expertise to evaluate the science and prospects of healthcare sector companies as well as individuals with significant experience and expertise in identifying securities that present attractive investment opportunities, which may include securities that the Sub-Adviser determines to be undervalued or present opportunities for growth. Healthcare sector companies that the Fund typically includes in the portfolio are small to medium capitalization companies that may be in various stages of maturity. These may include “early-stage companies” which include those that routinely develop new products or services or are in the process of conducting clinical trials and may not yet be consistently profitable. The Sub-Adviser’s evaluation ranks the expected returns and risk profile of each potential investment based upon an evaluation of: (i) the scientific proposition of the issuer, (ii) the probability that the science will lead to a product or treatment, and (iii) projected profits from each successful product or treatment.

Adviser’s Derivatives-Based Strategy

The Fund may invest up to 20% of the Fund’s portfolio in derivatives, measured at market value. Such derivatives include equity, treasury, commodity, and currency futures (derivative contracts that obligate the buyer or seller to transact at a set price and predetermined time) and exchange-traded and over the counter (“OTC”) put and call options on equities, treasuries, commodities, and currencies or futures. The derivatives strategy is a form of leveraged investing. When the Fund purchases a call option, the Fund has the right, but not the obligation, to buy an asset at a specified price (strike price) within a specific time period. When the Fund purchases a put option, the Fund has the right, but not the obligation, to sell an asset at a specified price (strike price) within a specific time period. The Fund may invest in total return swaps such as swaps on high yield debt instruments or high yield indexes or equity indexes as reference assets. A total return swap is a swap agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset. These are regulatory primarily by the Commodity Futures Trading Commission or the Securities and Exchange Commission, depending on the underlying asset.

The option overlay is a strategic, persistent exposure meant to partially hedge against market declines. If the market goes up, the Fund’s returns may outperform the market because the Adviser will sell or exercise the call options. If the market goes down, the Fund’s returns may fall less than the market because the Adviser will sell or exercise the put options.

The Adviser selects derivatives based upon its evaluation of relative value, based on cost, strike price (price that the option can be bought or sold by the option holder) and maturity (the last date the option contract is valid) and exercises or closes the options typically based on maturity. The Adviser anticipates purchasing and selling its derivatives on a monthly, quarterly, and annual basis, depending upon the Fund’s rebalancing requirements and expiration dates. However, the Adviser may rebalance the Fund’s derivative portfolio on a more frequent basis for a number of reasons such as when market volatility renders the protection provided by the derivative strategy ineffective or a derivative position has appreciated to the point that it is prudent to decrease the Fund’s exposure and realize gains for the Fund’s shareholders. While the use of derivatives is intended to improve the Fund’s performance, there is no guarantee that it will do so.

When using derivatives, the Fund is required to post collateral to assure its performance. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds, including affiliated money market ETFs; (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

The Fund may continue to hold a position in an oil pipeline limited partnership, but this is not part of the Fund’s active investment strategy.

Simplify Tara India Opportunities ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Fund has adopted a non-fundamental policy that, under normal circumstances, the Fund invests at least 80% of its assets (plus any borrowings for investment purposes) in securities of Indian issuers. The Fund defines Indian issuers as entities: (i) organized in India; (ii) having a class of securities whose principal securities market is in India; (iii) deriving more than 50% of total revenues or earnings from goods produced, sales made, or services provided in India; or (iv) maintaining more than 50% of its employees, assets, investments, operations, or other business activity in India. The Fund also defines mutual funds and ETFs that invest primarily in securities of Indian issuers; as well as ADRs, GDRs, participatory notes on securities of Indian issuers, and any swap contract linked to the preceding, as securities of Indian issuers. The Fund is actively managed and invests in companies without restriction as to capitalization, including micro-capitalization companies.

Security Selection Process

In selecting securities for the Fund, the portfolio managers use a bottom-up selection process instead of following a top-down approach.

Potential investments are identified through:

(1)	Company-specific research and analysis conducted by the portfolio managers; and

(2)	Screening techniques starting with a universe of 800-1000 stocks using multiple factors that include an evaluation of a company’s competitive positioning, management, future growth potential, and track record in terms of performance. Companies are further screened with key performance indicators (KPIs), model building, and valuation.

The portfolio managers aim to capture India’s growth story by taking a long-term approach and investing in what they believe to be high-quality companies that offer the potential for long-term growth and capital appreciation. The portfolio managers attempt to construct a portfolio of companies positioned to benefit from three key themes that are playing out in India across various sectors: (1) growing middle class consumer with increasing income levels; (2) formalization across sectors leading to increased economic participation; and (3) increasing government focus on promoting manufacturing with a focus on defense, green energy, and exports.

Monitoring Process

The securities are monitored to confirm adherence to the original investment thesis. The monitoring process consists of tracking news and analyzing quarterly results to ensure that a company’s fundamental progress ties in with the investment thesis. The Fund may increase or decrease its position in a particular company based on such company’s ability to deliver on its original investment thesis.

The portfolio is regularly monitored to avoid any over-exposure to any single stock or industry which helps to avoid concentration risk and achieve the benefits of diversification. The Fund may sell a security if, based on the portfolio managers’ research, a company’s prospects for growth have declined or the portfolio managers have identified a more attractive investment opportunity.

Simplify Volt TSLA Revolution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that seeks to provide investment exposure to the common stock price of Tesla, Inc. (NASDAQ: TSLA) (“Tesla”). The Fund has adopted a non-fundamental policy that, under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in Tesla-related instruments. The Fund defines Tesla-related instruments as Tesla common stock, Tesla linked ETFs, Tesla linked swap contracts, and Tesla call options. The Fund includes any leveraging effect of ETFs, swaps, and call options for the purposes of the 80% test. The Adviser and Sub-Adviser seek to achieve the Fund’s investment objective by investing primarily in (i) Tesla common stock, (ii) ETFs that have returns or leveraged returns linked to Tesla (commonly referred to as single stock ETFs), (iii) Tesla linked swap contracts, and (iv) Tesla put and call options. The Fund anticipates investing primarily in Tesla common stock with Tesla-linked ETFs used to adjust total strategic exposure. Tesla-linked swaps and call options will be used when more economically efficient than Tesla-linked ETFs. The Adviser provides trade execution and derivative sourcing, the Sub-Adviser provides the Tesla investment strategy; while the Adviser and Sub-Adviser collaborate on the option strategy. If portfolio assets remain after setting the Tesla allocation, the Adviser and Sub-Adviser may invest up to 20 percent of the Fund’s assets in a supplemental options strategy.

Tesla Strategy

Tesla has been at the forefront of the electric vehicle revolution. However, its stock price has been highly volatile due to contentious market perceptions over whether Tesla can deliver on its vision. The Sub-Adviser’s Tesla strategy attempts to amplify exposure to Tesla stock when momentum is trending upward while decreasing exposure during downtrends. The Sub-Adviser’s proprietary strategy daily algorithm considers various momentum indicators to determine whether to be in an aggressive, bullish, or neutral posture and adjust Tesla exposure as indicated in the table below.

Momentum refers to the tendency of an asset’s price to continue moving in the same direction for a period of time. In the context of the Tesla Strategy, momentum is identified and measured by the Sub-Adviser using a combination of technical indicators and news and current events monitoring. While there are many technical indicators available, the main ones used by the Sub Adviser are as follows:

●	Moving Average: A calculation used to analyze data points by creating a series of averages of different subsets of the full data set. It helps to smooth out price data to identify the direction of the trend.

●	MACD (Moving Average Convergence Divergence): A trend-following momentum indicator that shows the relationship between the short-term and long-term moving average of a security’s price. Generally, a short-term moving average that is higher than the long-term moving average is considered a buy signal; while a short-term moving average that is lower than the long-term moving average is considered a sell signal.

●	Heiken Ashi: A charting technique that means “average bar” in Japanese. It helps to identify market trends and reversals. It does so by averaging four security price parameters: open, close, max, and min. It is referred to as a candlestick technique because the time plot presents the open and close as a box with the high and low presented as a vertical line above, within or below the box. This visualization invokes an image of a candlestick, and hence the name.

●	RSI (Relative Strength Index): A momentum oscillator that measures the speed and change of price movements. RSI oscillates between zero and 100 and is typically used to identify overbought or oversold conditions in a market.

●	Indicators Based on News and Current Events: Proprietary algorithms that analyze sentiment and relevance of news articles, social media, and other sources of current events to gauge market sentiment and potential impact on Tesla’s stock price.

These indicators collectively help the algorithm determine the current trend’s strength and potential duration, allowing the Sub-Adviser to adjust its target exposure to Tesla stock accordingly as: aggressive, bullish or neutral.

Strategic Posture	Target Direct and Leveraged Tesla Exposure
Aggressive	150%
Bullish	100%
Neutral	80%

The Sub-Adviser’s strategy attempts to capitalize on the volatile nature Tesla’s stock price by periodically entering into leveraged positions. The Adviser allocates assets among Tesla-related instruments based on the relative cost of each, and the amount of leverage indicated by the current strategic posture of the Tesla strategy, which is determined by the Sub-Adviser’s algorithm. Consistent with the Fund’s 80% investment policy, the Sub-Adviser anticipates that any less-than-80% exposure defensive strategic posture will represent an unusual or non-normal circumstance that will be short-lived. This allocation is taken as a temporary defensive position. The maximum Tesla exposure is 150%.

Tesla, Inc.

Tesla manufactures fully electric vehicles as well as energy operation and storage systems. Tesla operates in two segments: (i) automotive and (ii) energy generation and storage. The automotive segment focuses primarily on the design, development, manufacturing, sales, and leasing of electric vehicles as well as sales of automotive regulatory credits, and full self-driving capability through the use of their proprietary Artificial Intelligence chips within their vehicles. The energy generation and storage segment focuses primarily on the design, manufacture, installation, sales and leasing of solar energy generation and storage as well as related services and sales of solar energy systems incentives. Information provided to or filed with the SEC by Tesla can be located by reference to the SEC file number 001-34756 at www.sec.gov.

Neither the Trust, the Adviser, nor Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Tesla is accurate or complete. This document relates only to the securities offered hereby and does not relate to Tesla or securities of Tesla.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers. The Fund concentrates in the automobiles and auto components industries because it invests more than 25% of its net assets in the securities and instruments of issuers in these industries (e.g. Tesla). The Fund includes any leveraging effect of ETFs, swaps, and call options for the purposes of the 25% test. The Adviser selects swap counterparties it believes are creditworthy. However, a swap counterparty’s obligations are not guaranteed by its parent, nor does the Fund have recourse to a parent entity. Additionally, the Fund anticipates it will post U.S. Treasury bills (and may post affiliated money market ETFs) as collateral to assure its performance under the swap contracts.

Option Strategy

The Adviser and Sub-Adviser may invest up to 20 percent of the Fund’s assets in options. The option strategy consists of purchasing exchange-traded and over the counter (“OTC”) put and call options on Tesla. When the Fund purchases a call option, the Fund has the right, but not the obligation, to buy a stock at a specified price (strike price) within, or at the end of, a specific time period. When the Fund purchases a put option, the Fund has the right, but not the obligation, to sell a stock at a specified price (strike price) within, or at the end of, a specific time period. Put options may be used to hedge against significant short-term drops in the price of Tesla. Call options may be used to attempt to capture significant rises in the price of Tesla. The Adviser may sell out of put options positions to reduce hedge exposure or when the Sub-Adviser indicates Tesla is no longer subject to the risk of a significant price drop due to a recent event. The Adviser may sell out of call options positions when the Sub-Adviser indicates Tesla has concluded a significant price rise or one is no longer likely.